As filed with the Securities and Exchange Commission on March 29, 2024

Securities Act File No. [__]

Investment Company Act File No. 811-23950

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

Registration Statement Under the Securities Act of 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

and/or

Registration Statement Under the Investment Company Act of 1940 ☒

Amendment No. ☐

The Pop Venture Fund

(Exact name of Registrant as specified in Charter)

12 East 49th Street

11th Floor

New York, New York 10017

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (917) 693-2798

Nicole Loftus

President, Chief Executive Officer

12 East 49th Street

11th Floor

New York, New York 10017

(Name and address of agent for service)

COPY TO:

Beth R. Kramer, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, NY 10166

Tel: (212) 294-6700

Fax: (212) 294-4700

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

THE REGISTRANT HEREBY AMENDS THE REGISTRATION STATEMENT TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☐

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box ☐

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐

It is proposed that this filing will become effective (check appropriate box):

☒	when declared effective pursuant to section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

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PRELIMINARY PROSPECTUS

Subject to completion, dated March 29, 2024

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Pop Venture Fund

Prospectus

[_____], 2024

12 East 49th Street

11th Floor

New York, New York 10017

The Pop Venture Fund (the “Fund”) is a newly organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended, as a continuously offered non-diversified, closed-end management investment company that is operated as an “interval fund.”

The Fund’s investment objective is to provide shareholders current income and capital appreciation by investing in equity securities of private, operating, early-stage, mid-stage and late-stage growth companies seeking capital. The Fund utilizes the Locker, a proprietary nationwide database of privately held companies that have been vetted through a customized due diligence screening process and are seeking funding to grow their business. The Fund does not intend to use leverage to achieve its investment objective.

The Fund operates as an “interval fund” pursuant to which it will, subject to applicable law, conduct quarterly repurchase offers, between no less than 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at net asset value (“NAV”). Repurchase offers in excess of 5% are made solely at the discretion of the Board of Trustees of the Fund and shareholders should not rely on any expectation of repurchase offers in excess of 5%.

It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. Accordingly, although the Fund will make quarterly repurchase offers, investors should consider the Fund’s shares to be of limited liquidity. Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the date the repurchase offer ends (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be determined by the Board and will be based on factors such as market conditions, liquidity of the Fund’s assets and shareholder servicing conditions. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no less than 21 days and no more than 42 days and is expected to be approximately 30 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on a date no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). Redemption proceeds will typically be sent by electronic funds transfer to the bank account the shareholder has linked through the App., although we may ask you to confirm your bank account information through the App before sending your redemption proceeds. Repurchases are expected to occur in or around the last month of each calendar quarter, beginning in [      ], 2024. See “Repurchases and Transfers of Shares” and “Repurchase Risks”.

The Fund is not required to repurchase Shares at a shareholder’s option, and Shares are not exchangeable for interests, shares, or units of any investment of the Fund. Repurchase offers may be oversubscribed, with the result that Fund shareholders may only be able to have a portion of the Shares they tender repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. For this reason, the Shares are not readily marketable. Although the Fund makes quarterly repurchase offers to repurchase a limited portion of its Shares to try to provide some liquidity to shareholders, shareholders should consider the Shares to be illiquid. See “Risks — Closed- End Fund; Limited Liquidity of Shares; Repurchase Offers Risks” in this prospectus for more information.

Investing in Shares involves certain risks, including the potential loss of the entire principal amount that you invest. See the “Risks” section of this prospectus for more information. You should carefully consider these risks, together with all other information contained in this prospectus, before deciding whether to invest in the Shares.

•	The Fund has no operating history.

•	The Shares have no history of public trading. Shares are not listed for trading on any securities exchange, and you should not expect to be able to sell Shares in a secondary market transaction. You should consider Shares of the Fund to be an illiquid investment.

•	Shares are not redeemable at the shareholder’s option. The Fund will offer to redeem no less than 5% of its outstanding Shares four times each year.

•	The Fund has no intention to repurchase Shares outside of these quarterly repurchase offers, and these repurchase offers may be oversubscribed.

•	If you tender your Shares for repurchase as part of a repurchase offer that is oversubscribed (i.e., because more than 5% of the Fund’s outstanding Shares are tendered for repurchase), the Fund will redeem only a portion of your Shares.

•	Because Shares are not listed on a securities exchange, and the Fund will only offer to redeem no less than 5% of its outstanding Shares four times a year,

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you should not expect to be able to sell your Shares when and/or in the amount desired, regardless of how the Fund performs. As a result, you may be unable to reduce your exposure to the Fund during any market downturn.

•	The Fund is designed for long-term investors. An investment in the Fund may not be suitable for you if you will need the money you invest within a specified timeframe.

•	The amount of distributions that the Fund may pay, if any, is uncertain. There is no assurance that the Fund will be able to maintain a certain level of distributions to shareholders. A portion or all of any Fund distributions may consist of a return of capital.

•	The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

•	The Fund’s investments may require several years to appreciate in value, and there is no assurance that such appreciation will occur.

•	Investing in the Shares may be speculative and involve a high degree of risk, including the potential loss of your entire investment. (See “Risks”).

•	A Fund shareholder will not be able to redeem its shares daily because the Fund is a closed-end interval fund with quarterly redemptions. In addition, the Fund’s shares are subject to restrictions on transferability, and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of shares as described in this prospectus. An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Fund’s shares and should be viewed as a long-term investment.

•	The Fund will invest in illiquid securities that are often subject to legal and other restrictions on resale and may be difficult to value and sell.

•	The Fund expects that in most cases public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable. Valuation of illiquid portfolio securities may be challenging, and the Fund may not be able to sell its portfolio securities at the prices at which they are carried on the Fund’s books or may have to delay their sale to do so. This may in turn adversely affect the Fund’s net asset value (“NAV”).

The Fund offers its Shares on a continuous basis at an offering price equal to the Fund’s then-current NAV per Share.

The Fund’s investment adviser is Pop Venture Advisers LLC (the “Adviser”), [an SEC

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registered investment adviser under the Investment Advisers Act of 1940, as amended)]. See “Management of the Fund.”

The Fund is offering to sell, through its distributor, under the terms of the Prospectus, an unlimited number of Shares of beneficial interest at net asset value. The minimum initial investment for Shares is currently $25, with a $25 minimum for subsequent investments. The Fund may waive or modify these investment minimums from time to time.

	Per Share	Total
Public Offering Price	At current NAV[1]	[_______]
Initial Sales Charge (Load)	None[2]	None
Proceeds to the Fund (Before Expenses)[3]	Amount invested at current NAV	[_______]

This Prospectus sets forth concisely important information about the Fund that you should know before deciding whether to invest in the Shares. Please read this Prospectus in its entirety before investing and keep it for future reference. The Fund has filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information dated as of the date of this Prospectus, as may be amended (“SAI”), containing additional information about the Fund. The SAI is incorporated by reference in its entirety into this prospectus.

The Fund’s SAI, along with its annual and quarterly reports, proxy statements, and other information about the Fund filed with the SEC, is available free of charge by contacting us at 12 East 49th Street, 11th Floor, New York, New York 10017 by calling us toll-free at 833-PopVenture or (833-767-8368), or by emailing us at Hi@PopVenture.com. The Fund’s prospectus, SAI, and annual and quarterly reports are also available for free on our website (desktop or mobile) at PopVenture.com and through the Pop Venture mobile application. The Pop Venture Website is available for free on all devices with a web browser. The Pop Venture mobile application is available for free through the Apple App Store and Google Play Store. See “Prospectus Summary — Purchasing Shares; Pop Venture Website and App” and “Plan of Distribution and the Pop Venture Website and App” in this prospectus for more information about the Pop Venture website and mobile application. You may also contact us to request additional information about the Fund and to make shareholder inquiries through the Pop Venture website (popventure.com), mobile application or by using the mailing address, telephone number, or email address listed above. The Fund’s SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Neither the SEC nor any state securities commission has approved or disapproved of

[1]	Shares are offered on a continuous basis at an offering price equal to the Fund’s then-current NAV per Share. See “Plan of Distribution and Pop Venture App” for additional information.
[2]	Shares are not subject to any sales load at any time during the offering.

[3]	The Fund’s estimated organizational and offering expenses (including pre-effective expenses) for the initial 12-month period of investment operations are [$ ______] or $0 [______] per share. See “Fund Expenses”).

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these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

You should not construe the contents of this prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The Fund’s Shares do not represent a deposit or an obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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TABLE OF CONTENTS

Page

PROSPECTUS SUMMARY	5
SUMMARY OF FUND FEES AND EXPENSES	15
Fees and Expenses	15
FINANCIAL HIGHLIGHTS	16
THE FUND	16
USE OF PROCEEDS	17
INVESTMENT OBJECTIVE, STRATEGIES, AND POLICIES	17
Investment Strategy	18
The Fund May Change Its Investment Strategies, Policies, Restrictions, and Techniques	19
Fundamental and Non-Fundamental Policies	19
Illiquid Securities	19
RISKS	19
Risk Related to our Business and Structure	20
Risks Related to Fund Investments	27
FUND MANAGEMENT	36
Fund Board and Officers	36
Investment Adviser and Management Contract	36
Portfolio Management	37
Control Persons	38
DETERMINATION OF NET ASSET VALUE	38
PLAN OF DISTRIBUTION AND THE POP VENTURE APP	43
Getting Started — Opening an Account	43
Purchasing Shares	44
Additional Information about the Website and App	44
Investor Suitability	45
SHARE REPURCHASES	45
Repurchase Offer Dates and Notices	45
Notice to Shareholders	46
Submitting Repurchase Requests	47
Determination of Repurchase Price and Payment for Shares	47
Suspension or Postponement of Repurchase Offers	47
Oversubscribed Repurchase Offers	48
Consequences of Repurchase Offers	48
Minimum Account Balance	49
BORROWING	49
DISTRIBUTIONS	49
DIVIDEND REINVESTMENT PLAN	49
DESCRIPTION OF THE FUND AND ITS SHARES	51
FUND EXPENSES	52
Fund Expenses	52
Expense Limitation Agreement	53
TAX MATTERS	53
Taxation as a Registered Investment Company	54
Taxation of U.S. Shareholders	59
Taxation of non-U.S. Shareholders	61
Income from Repurchases of Shares — U.S. Shareholders	63

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Failure to Qualify as a RIC	66
CERTAIN ERISA MATTERS	67
CERTAIN FUND SERVICE PROVIDERS	67
Administrator	67
Custodian	68
Independent Registered Public Accounting Firm	68
Legal Counsel	68
PRIVACY NOTICE	68

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PROSPECTUS SUMMARY

This is only a summary of certain information contained in this prospectus relating to The Pop Venture Fund (the “Fund”, “we,” “our” or “us”). This summary does not contain all of the information that you should consider before investing in our shares. You should review the more detailed information contained elsewhere in this prospectus and in the Statement of Additional Information (the “SAI”) prior to investing.

The Fund	The Fund is a newly organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an “interval fund” and is making a continuous offering of its shares of beneficial interest (“Shares”).

Investment Objective and Strategies	The Fund’s investment objective is to provide investors with current income and capital appreciation by investing in the equity securities of private, operating, early-stage, mid-stage and late-stage venture and growth companies (“Privately Held Companies”).

The Fund, under normal circumstances, invests at least 80% of its total assets in Privately Held Companies, Pop Venture Advisers, LLC (the “Adviser”) utilizes a proprietary, comprehensive, diligence, and valuation software (the “Locker”) available to privately held companies and verified by CrowdCheck Inc. The Locker and CrowdCheck Inc. are owned by Pop Venture Inc. (“Pop Venture”), an affiliate of the Adviser.

The Fund will seek to achieve its investment objective principally through ordinary income by seeking capital gains on its equity investments, typically in the form of common stock of Privately Held Companies.

The Fund focuses on cash flow positive pre-IPO companies and will invest across sectors and across geographies throughout the US. The Fund seeks to provide Investors with returns that are non-correlated to, or independent of, the returns of the global equity and fixed income markets. The Fund’s investment process is focused on building a robust and tempered investment portfolio that is comprised of traditional growth companies as well as companies that fall outside of the classic growth stock classification but are currently

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exhibiting growth characteristics. This allows for the flexibility to navigate various market environments, regardless of whether or not a particular style is in favor.

The Fund will make investments with respect to target portfolio companies in equity of the company in the form of common stock.

The investment process is built on a due diligence and qualification process driven by Pop Venture’s proprietary portfolio construction methodology and diligence, valuation tool called The Locker which provides the Adviser with a quantitative foundation and a discretionary overlay. The Locker uses algorithmic filters on the data collected from each user to identify companies that meet the Fund’s investment criteria. The Locker currently collects 800 pieces of data, performs dozens of calculations and identifies 150 potential flags from a user applicant community (collectively, the “Data Set”). The Locker analyzes the company’s financial statements, credit worthiness and plans for funding. All Locker information is verified by CrowdCheck, Inc. CrowdCheck will conduct multiple checks on each Locker including Bad Actor checks of each company’s interested parties. The Locker will provide the Adviser with businesses that meet the fund’s stringent criteria, including the return on the equity investment. Before adding a company to the Fund’s portfolio, the Adviser’s portfolio team conducts a further diligence review, which includes the following factors to determine if the company is an acceptable investment: review of revenue growth, cash flow, market potential, product stage, management team, investor composition and level of financing and trading activity of the company’s securities. The weight given to each of these criteria will vary according to the Adviser’s assessment of market conditions. In reviewing potential investments for the Fund, the Adviser utilizes the information available in the Locker as well as any publicly available sources. The Adviser, wherever possible, seeks additional information from a company’s management and reviews its past and expected financial performance. The criteria described above, together with the availability of the securities and the Adviser’s assessment of other investment factors will inform the Adviser’s decision to invest in the security.

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The Adviser anticipates that it will hold the Fund’s investments to maturity or until a liquidity event occurs. Liquidity events include the opportunity to sell Privately Held Companies’ shares in a future capital raise, in an initial public offering or a merger and acquisition transaction. The Adviser expects that the Fund’s holdings of securities may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. See “Investment Objective Strategies and Policies.”

To enhance the Fund’s liquidity, particularly during redemption periods, the Adviser may sell the Fund’s assets. The Fund expects to hold liquid assets to the extent required for purposes of liquidity management and compliance with the Investment Company Act.

The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.”

Pop Venture owns The Locker and CrowdCheck, Inc.

Investment Adviser	Pop Venture Advisers LLC, a Delaware limited liability company, is the Fund’s investment adviser (the “Adviser”). The Adviser [is registered as an investment adviser] with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Adviser is entitled to receive from the Fund a management fee at an annual rate equal to 2.00% of the Fund’s average daily calculated net asset value (“NAV”), payable monthly in arrears and accrued daily, based on the Fund’s average daily net assets in respect of Shares that will be repurchased as of the end of the month.

Under the terms of the Investment Advisory Agreement between the Adviser and the Fund, our Adviser maintains overall responsibility for the oversight and management and activities. The Investment Advisory Agreement has an initial term of three (3) years and continues in effect for year-to-year if its continuation is approved annually by the Board. The Board’s or the Fund’s shareholders may terminate the Investment Advisory Agreement on sixty (60) days prior written notice to the Adviser. See “Management of the Fund.”

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The Fund has entered into an Expense Limitation Agreement pursuant to which the Adviser has agreed to waive its management fee and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed [6.0]% of the Fund’s average daily net assets.

The Adviser is entitled to seek reimbursement from the Fund of management fees waived and/or Fund expenses paid or reimbursed by the Adviser for a period ending three years after such waiver, payment or reimbursement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the management fees were waived and/or the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower.

This contractual expense limitation will remain in effect through [__________], [2027], unless the Fund’s Board of Trustees approves its earlier termination.

Board of Trustees	The Fund’s Board of Trustees (the “Board”) has overall responsibility for monitoring the Fund’s investment program and its management and operations. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or to the Adviser. A majority of the Trustees are not “interested persons” (as defined under the Investment Company Act) of the Fund and the Adviser.

Purchasing Shares; Pop Venture App	In order to open an account with the Fund and purchase Shares, you must visit popventure.com on any device or download the Pop Venture mobile application, which is available through the Apple App Store and Google Play Store (the “App”). The website is free to use on any device and the App is free to download and use.

The Website and App provide step-by-step instructions to open a new account and to fund your purchase of Shares. The application process is completed entirely through the website and/or App. To open an account and to be able to

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purchase Shares, you will need to link one of your bank accounts to your account so that you may use electronic funds transfer from your bank account to buy Shares. You must be 18 years of age or older, a U.S. Citizen and have a verified U.S. bank account in your name in order to open a new account.

Once this process has been completed, and the Fund has accepted your application for a new account, you may submit orders to buy Shares at any time through the Pop Venture Website or App. However, Share purchases will only be processed on days the New York Stock Exchange is open. In general, you may only purchase and redeem Fund Shares through the Website or App. For more information, please see “Plan of Distribution and the Pop Venture Website and App.”

The minimum initial investment is $25, with a $25 minimum for subsequent investments. The Fund may waive or change these minimums in the future.

Use of Proceeds	Under normal market conditions, the proceeds from the sale of Shares, net of the Fund’s fees and expenses, are invested by the Fund to pursue its investment program and objectives as soon as practicable (but not in excess of two years), consistent with market conditions and the availability of suitable investments, after receipt of such proceeds by the Fund. See “Other Risks — Availability of Investment Opportunities.”

The Fund will pay the Adviser the full amount of the Management Fee during any period prior to which any of the Fund’s assets (including any proceeds received by the Fund from the offering of Shares) are invested in cash or cash equivalents to meet operational needs.

The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in Privately Held Companies.

Distributions; Dividend Reinvestment Plan	Because the Fund intends to qualify annually as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to distribute at least 90% of its annual net taxable income, if any, to its shareholders. Nevertheless, there can be no assurance that the Fund will

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pay distributions to shareholders at any particular rate.

Shareholders will automatically have all Fund dividends and distributions reinvested in Shares of the Fund in accordance with the Fund’s dividend reinvestment plan, unless a shareholder makes an election to receive cash by contacting the Fund’s Administrator and dividend reinvestment agent, [to be inserted]. All correspondence concerning the Fund’s dividend reinvestment plan, including notice of the shareholder’s election not to participate in the dividend reinvestment plan, should be directed to the Fund’s Administrator in writing at the following mailing address: Pop Venture Fund c/o 12 East 49th Street, 11th Floor, New York, NY 10017. Please see “Reinvestment Plan” below for additional information.

If you elect to receive dividends in cash, the Fund will typically transfer any Fund dividends through electronic funds transfer to the bank account you have linked to your Fund account through the Website or App (although we may ask you to confirm your bank account information through the Website or App before sending any cash dividends).

Quarterly Repurchase Offers	The Fund is not a liquid investment. No shareholder will have the right to require the Fund to repurchase the shareholder’s Shares.

The Fund is an interval fund and, as such, has adopted a fundamental policy requiring it to make quarterly repurchase offers between at least 5% and 25% of the Fund’s outstanding Shares at NAV pursuant to Rule 23c-3 of the Investment Company Act (unless such offer is suspended or postponed in accordance with applicable law, as described below in “Share Repurchases — Suspension or Postponement of Repurchase Offers”). It is expected that the Fund will offer to repurchase only the minimum amount of its outstanding Shares.

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their Shares, and the date the repurchase offer ends which will be sent to shareholders at least twenty-one (21) days, and not more than forty-two (42), calendar days before the repurchase required deadline. (the “Repurchase Request Deadline”). The Repurchase

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Request Deadline will be determined by the Board and will be based on facts such as market conditions and liquidity of the Fund’s assets. The Fund’s NAV will be calculated no later than the 14th day (or the next Business Day (as defined below) if the 14th day is not a Business Day) after the Repurchase Request Deadline. Payment for Shares repurchased pursuant to these offers will be made no later than seven days after the repurchase pricing date. Redemption proceeds will typically be sent by electronic funds transfer to the bank account the shareholder has linked through the App, although we may ask you to confirm your bank account information through the Website and App before sending your redemption proceeds.

The Website and App will provide instructions for submitting repurchase requests. All repurchase requests must be submitted through the Website or App by the applicable Repurchase Request Deadline. See “Share Repurchases” for additional information.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the 5% repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to submit another repurchase request.

A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum Fund account balance of $25. If your account falls below $25 as a result of a repurchase request, we may redeem your entire account. This minimum may be changed or waived by the Board. Please see “Share Repurchases — Minimum Account Balance” below for additional information.

Determination of Net Asset Value	The Shares are valued at fair value as determined pursuant to procedures and methodologies approved by the Board and will make valuation determinations and act in accordance with these procedures and methodologies, and in accordance with the Investment Company Act. The Board has designated the Adviser to perform the day-to-day responsibilities for determining these fair values in

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accordance with Rule 2a-5 of the Investment Company Act. Valuation determinations are reviewed by the Board in accordance with Rule 2a-5. Fair value prices are necessarily subjective in nature.

Unlisted Closed-End Fund	The Fund’s Shares are not listed on any securities exchange and you should not expect to be able to sell Shares in a secondary market transaction regardless of how the Fund performs. The Fund is designed for long-term investors and an investment in the Shares, unlike an investment in a traditional exchange-listed closed-end fund, should be considered illiquid.

An investment in Shares is not suitable for investors who need access to the money they invest. Unlike shares of open-end funds (commonly known as mutual funds), which generally are redeemable on a daily basis, the Shares are not redeemable at an investor’s option. And, unlike traditional listed closed-end funds, the Shares are not listed on any securities exchange. You should consider your investment goals, time horizon, and risk tolerance before purchasing Shares.

Because the Shares are not listed on any securities exchange and are not expected to be traded in the secondary market, shareholders will not be able to dispose of their investment in the Fund except through the Fund’s quarterly repurchase offers, which may be oversubscribed. Accordingly, you should consider that you may not be able to sell Shares when and/or in the amount that you desire and therefore may not have access to the funds you invest in the Fund for an indefinite period of time.

Fund Administrator	The Fund has retained [to be inserted] (the “Administrator”) to provide it with certain administrative, fund accounting, and transfer agent services. The Administrator also serves as the Fund’s dividend reinvestment agent. The Fund compensates the Administrator for these services and reimburses the Administrator for certain of its out-of-pocket expenses.

Taxes	The Fund has elected to qualify each year to be treated as a RIC under Subchapter M of the Code. So long as it qualifies as a RIC, the Fund generally will not have to pay corporate level U.S. federal income taxes on any ordinary income or capital gains that the Fund distributes to holders of its Shares as dividends for U.S. federal income tax

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purposes. For the Fund to continue to qualify as a RIC, the Fund must, among other things, meet certain source-of-income, asset diversification, and distribution requirements. Fund dividends generally will be characterized as ordinary dividend income or capital gains to the shareholders, whether or not they are reinvested in Shares. A portion of the Fund’s dividends may be eligible for the reduced U.S. federal income tax rates applicable to “qualified dividend income” for individuals and the dividends received deduction for corporations. The Fund will inform shareholders of the amount and character of its distributions to shareholders. A shareholder that is exempt from federal income tax on its income generally will not be subject to tax on amounts distributed to it by the Fund, provided that such shareholder’s acquisition of its Shares is not debt-financed within the meaning of section 514 of the Code.

For the purpose of satisfying certain of the requirements for qualification as a RIC, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Privately Held Companies in which the Fund has acquired an interest that are classified as partnerships for U.S. federal income tax purposes.

If the Fund fails to qualify as a RIC or fails to distribute an amount generally at least equal to 90% of the sum of its net ordinary income and net short- term capital gains to shareholders in any taxable year, the Fund would be subject to tax as an ordinary corporation on its taxable income (even if such income and gains were distributed to its shareholders) and all distributions out of earnings and profits to shareholders would be characterized as ordinary dividend income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Fiscal and Tax Year	The Fund’s fiscal year for financial reporting purposes is the 12-month period ending on June 30th The Fund’s taxable year is the 12-month period ending June 30th (or such other taxable year as may be required under the Code).

Principal Risk Considerations	An investment in the Fund involves a high degree of risk and may involve loss of capital up to the entire amount of the shareholder’s investment. You should carefully

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consider the information found in the “Risks” section of this prospectus before deciding to purchase Shares. The following is a discussion of certain of the risks of investing in the Fund.

•	The Fund commenced operations on [__________] and has no operating history. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation of the Fund could create negative transaction costs for the Fund and tax consequences for investors. There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to fully invest its offering proceeds.

•	The Adviser was recently formed and has no prior experience managing investment portfolios. The Adviser may be unable to successfully execute the Fund’s investment strategy or achieve the Fund’s investment objective.

•	There is no public market for Fund Shares and none is expected to develop. Shares are subject to substantial restrictions on transferability. Although the Fund makes quarterly offers to repurchase its Shares (expected to be limited to no more than 5% of the Fund’s outstanding Shares for each such offer), these offers may be oversubscribed and there is no guarantee that you will be able to sell all of the Shares you desire in any quarterly repurchase offer.

•	While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. Investments in start-up and growth-stage private companies typically involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time.

•	Private companies in which the Fund invests are generally not subject to SEC reporting requirements, are not required to maintain accounting records in accordance with generally accepted accounting

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principles and are not required to maintain effective internal controls over financial reporting.

•	Substantially all of the Fund’s investment portfolio will be illiquid investments recorded at fair value as determined in good faith in accordance with policies and procedures approved by the Board and, as a result, there may be uncertainty as to the value of Fund investments and the NAV of Fund Shares.

SUMMARY OF FUND FEES AND EXPENSES

Fees and Expenses

The following table is intended to assist you in understanding the fees and expenses that you should expect to bear, directly or indirectly, if you buy and hold Fund Shares.

Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None
Annual Fund Expenses (as a percentage of average net assets attributable to Shares)
Management Fees	2.00%
Other Expenses[1]	____%
Total Annual Expenses	____%
Fee Waiver and/or Expense Reimbursement[2]	(____)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	____%

1.	Other Expenses are estimated for the Fund’s current fiscal year.

2.	Pop Venture Advisers, LLC, the investment adviser to the Fund (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least [September __, 2027], to ensure that total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business), will not exceed [6.0]% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the two (2) years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (I) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser.

The preceding example is based on the fees and expenses set out above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund also may be greater or less than the hypothetical 5% return used in the example above.

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The Fund will bear all expenses incurred in the business of the Fund. See “Summary of Fund Expenses” and “Fund Expenses.” The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Each example assumes that you invest $1,000 in the Fund’s Shares, that your investment has a 5% annual return, and that all Fund dividends and distributions are reinvested in the Fund at NAV. Each example also assumes that the Fund’s operating expenses (as described and estimated above) remain the same, except that only the first year of each period in each example takes into account the expense waiver and/or reimbursement described above.

Although your actual costs may be higher or lower, based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

1 Year	3 Years	5 Years	10 Years

$___	$___	$___	$_____

If, at the end of each period, your Shares are repurchased in full by the Fund, your costs would be:

1 Year	3 Years	5 Years	10 Years

$___	$___	$___	$_____

These examples should not be considered representations of the Fund’s future expenses, and the Fund’s actual future expenses may be greater or less than those shown. While the examples assume a 5% annual return, as required by the SEC, the Fund’s performance will vary and may result in an annual return greater or less than 5%.

For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Management — Investment Adviser and Management Contract” and “Fund Expenses.”

FINANCIAL HIGHLIGHTS

The Fund is newly formed and has not yet commenced operations as of the date of this Prospectus and, therefore, a financial highlights table for the Fund has not been included in this Prospectus.

THE FUND

The Fund is a non-diversified, closed-end management investment company that is registered under the Investment Company Act. The Fund is structured as an “interval fund” and continuously offers its Shares at NAV. The Fund was organized as a Delaware statutory trust on February 20, 2024, pursuant to a Certificate of Trust, governed by the laws of the State of Delaware. The Fund’s principal office is located at 12 East 49th Street, 11th Floor,

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New York, NY 10017.

USE OF PROCEEDS

The Fund intends to invest the proceeds of the continuous offering of its Shares, net of expenses (including Fund marketing costs and expenses), in accordance with the Fund’s investment objective and strategies as stated below. We anticipate that, due to nature of the private markets for the types of venture capital investments in which the Fund will invest and factors such as the competitive nature of the business of identifying and structuring investments of the types contemplated by the Fund, the Fund will be able to invest all or substantially all of the net proceeds according to its investment objective and policies within two years after receipt of the proceeds, depending on the amount and timing of the proceeds available to the Fund as well as the availability of investments consistent with the Fund’s investment objective and policies and prevailing market conditions.

Pending the investment of the proceeds pursuant to the Fund’s investment objective and policies, the Fund may invest a portion of the proceeds of the offering in short-term, high quality debt securities, money market securities, cash or cash equivalents, which may impact returns. In addition, the Fund may maintain a portion of the proceeds of the continuous offering in cash or cash equivalents and liquid fixed-income securities and other credit instruments, meet operational needs and shareholder redemptions. The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its investment strategies. The Fund will pay the Adviser the full amount of the Management Fee during any period prior to which any of the Fund assets (including any proceeds received by the Fund, from offering of Shares) are invested.

INVESTMENT OBJECTIVE, STRATEGIES, AND POLICIES

The Fund’s investment objective is to provide investors with current income and capital appreciation primarily by investing in the equity securities of Privately Held Companies. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

Venture capital is characterized by equity investments in early- through growth-stage companies with high growth potential, in multiple sectors. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public.

Traditionally, venture capital investments have come largely from accredited “angel” investors or from venture capital firms where accredited investors and institutions pool capital into a professionally managed fund that diversifies invested capital across a portfolio of companies. Most often, these venture capital funds are privately offered and limited to institutions and high-net-worth individuals.

The Fund is intended to offer all investors an opportunity to gain exposure to a broad range of global venture capital investment opportunities typically only available to institutional

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investors and high-net-worth individuals.

Investment Strategy

For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows (such as upon the Fund’s launch) or otherwise for temporary defensive purposes, the Fund may hold a portion of its assets in cash or cash equivalents, liquid fixed-income securities and other credit instruments, publicly-traded equity securities, mutual funds, money market funds, and exchange-traded funds. Due to the nature of the private markets for the types of private equity investments in which the Fund will invest and factors such as the competitive nature of the business of identifying and structuring investments of the types contemplated by the Fund and other market conditions, the Adviser expects that it may take up to two years for the Fund to be primarily invested in Privately Held Companies.

The Fund will make investments with respect to target portfolio companies in equity of the company in the form of common stock.

The investment process is built on a due diligence and qualification process driven by a proprietary diligence, valuation, stock selection and portfolio construction tool called The Locker. The Locker is a quantitative foundation coupled with a discretionary overlay. The Locker uses proprietary algorithmic filters on the data collected to identify companies that meet the Fund’s investment criteria. CrowdCheck, Inc. verifies all data in The Locker, confirms valuation assessments and conducts background, credit and bad actor checks of all parties involved in each company. A further analysis of the company’s financial statements, credit worthiness and plans for funding will be used to identify companies that the Adviser believes are likely to be able to yield a return on the equity investment. Before adding a company to the Fund’s portfolio, the Adviser reviews the following factors to determine if the company is an acceptable investment: revenue growth, cash flow, market potential, product stage, management team, investor composition and level of financing and trading activity of the company’s securities, etc. The weight given to each of these criteria will vary according to the Adviser’s assessment of market conditions. In reviewing potential investments for the Fund, the Adviser utilizes the information available in the Locker as well as any publicly available sources. The Adviser, wherever possible, seeks additional information from a company’s management and reviews its past and expected financial performance. The criteria described above, together with the availability of the securities and the Adviser’s assessment of other investment factors will inform the Adviser’s decision to invest in the security.

The Data Set is analyzed by the Locker using back-end analytics to accept, deny, or request further information from an applicant. The Locker’s question set features over 150 filters and smart, adaptive questioning. Applicants are required to upload all documents required by the data fields, including leases, contracts and audited financials. A due diligence review is then performed by CrowdCheck, a diligence firm owned by Pop Venture, which verifies the data in each Locker, denying any applicant whose financials do not match the corresponding data fields within the Data Set. The Locker’s analytics includes several dozen “boots” that trigger a denial and nearly 100 “flags” requiring further investigation. A

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successfully completed application within the Locker generates a detailed report on the business seeking funding, including key performance indicators, such as nine distinct balance sheet ratios. Annual audited financials will be available for each company participating in the Locker.

The Adviser anticipates that it will hold the Fund’s investments to maturity or until a liquidity event occurs. Liquidity events include the opportunity to sell Privately Held Companies’ shares in a future capital raise, or in an initial public offering.

The Fund’s ability to implement this investment strategy is subject to the ability of the Adviser to identify and acquire the target securities on acceptable terms. In buying and selling securities for the fund, the Adviser relies on fundamental analysis of each issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security’s structural features, underlying collateral, and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security’s issuer.

To enhance the Fund’s liquidity, particularly during redemption periods, the Adviser may sell the Fund’s assets. The Fund expects to hold liquid assets to the extent required for purposes of liquidity management and compliance with the Investment Company Act.

The Fund May Change Its Investment Strategies, Policies, Restrictions, and Techniques

Except as otherwise indicated and subject to the provisions of the Investment Company Act, the Fund may change any of its policies, restrictions, strategies, and techniques if the Board believes doing so is in the best interests of the Fund and its shareholders.

Fundamental and Non-Fundamental Policies

The SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non- fundamental (those that may be changed by the Board without shareholder approval) policies of the Fund under the heading “Investment Objective and Policies.”

Illiquid Securities

The Fund invests primarily in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the “Securities Act”)) and other securities that are not readily marketable. See “Risks – Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks.”

RISKS

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, or that you may lose part or all of your investment. Therefore, you should consider carefully the following principal risks before investing in the Fund. The risks described below are not, and are not intended to be, a complete enumeration or explanation of all of the risks involved in an investment in the Fund and the Shares.

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Prospective investors should read this entire prospectus and consult with their own advisers before deciding whether to invest in the Fund. The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Risk Related to our Business and Structure

No Operating History. The Fund is newly organized and has no operating history. Accordingly, the Fund does not have any historical financial statements and other operating and financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a recently formed business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

The Fund’s Adviser is also recently organized, and this is the first fund investment portfolio managed by the Adviser.

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a non-diversified, closed- end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund’ Shares are not listed for trading on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on any secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund makes quarterly offers to repurchase its Shares (each such offer expected to be limited to no more than 5% of the Fund’s outstanding Shares), these offers may be oversubscribed and there is no guarantee that you will be able to sell all of the Shares you desire in any quarterly repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, in certain instances, these repurchase offers may be suspended or postponed. See “Share Repurchases.”

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Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Non-Diversified Status. The Fund is a non-diversified fund. As defined in the Investment Company Act, a non- diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Reliance on the Adviser. The Fund has no employees, and instead depends on the investment expertise, skill, and network of business contacts of the Adviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s professionals. The departure of any of the Adviser’s professionals could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve our investment objective depends on the Adviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process and providing competent, attentive and efficient services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may be unable to find or otherwise hire investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. There can be no assurance that the Adviser will successfully implement strategies to achieve the Fund’s investment objective.

The Fund is currently the Adviser’s only significant client. Under the Expense Limitation Agreement, the Adviser is obligated to waive its Management Fee and/or reimburse Fund expenses so that the Fund’s total annual operating expenses (excluding certain items) do not exceed [6.0]% of the Fund’s average daily net asset. Because the Fund is still relatively small, and incurs significant expenses, the amount of Fund expenses that the Adviser is required to pay pursuant to the Expense Limitation Agreement far exceeds the amount of Management Fees received by the Adviser. Accordingly, the Adviser is not currently

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realizing any profit from its management of the Fund; rather, the Adviser is required to pay out of its own assets a portion of the Fund’s expenses pursuant to the Expense Limitation Agreement, and these expenses are substantial. This represents a significant burden to the Adviser and its financial resources. There is no assurance that the Fund will grow to a size, or that Fund expenses will fall to level, that allows the Adviser to realize any profit from managing the Fund. The Adviser’s lack of profitability from managing the Fund, including its obligation to pay a portion of Fund expenses, coupled with the Fund being the Adviser’s sole significant client, negatively affects the financial viability of the Adviser and its continued ability to fulfill its obligations to the Fund under the Expense Limitation Agreement and the Fund’s management contract with the Adviser.

Offering Risk. The Fund is relatively small. To the extent the Fund is not able to raise sufficient funds through the sale of Shares to grow to a significant extent, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, it is anticipated that shareholders will bear a larger proportionate share of Fund expenses if the Fund does not grow to a significant extent.

Use of Proceeds. The Adviser will use the proceeds of this offering to pay the Fund’s organizational, offering, marketing, and operating expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio (which in this prospectus includes several estimates) will decline in future years.

Although the Fund currently intends to invest the proceeds from the sale of its Shares as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Delays the Fund encounters in the selection, due diligence and acquisition of investments would likely limit the Fund’s ability to pay distributions and lower overall returns.

Expense Risk. The annual Fund expenses shown in the “Summary of Fund Fees and Expenses” section of this prospectus are based largely on estimates for the Fund’s current fiscal year, and the actual costs of investing in the Fund may be significantly higher than the estimated Fund expenses shown for a variety of reasons. The Fund has a higher management fee and higher annual operating expenses than most other closed-end funds.

Competition for Investment Opportunities Risk. The Fund competes with other investment companies, investment funds (including private venture capital funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different

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structures for, private investments than the Fund. The Fund may lose investment opportunities if it is unable to match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are thus not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.

Other investment funds and special purpose vehicles that the Adviser advises, or may advise in the future, may invest in asset classes similar to those targeted by the Fund. As a result, the Adviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should other funds or special purpose vehicles advised by the Adviser (or an affiliate of the Adviser) invest in asset classes similar to those targeted by the Fund, the Adviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time the Fund would not be able to participate in certain investments made by affiliated investment funds or special purpose vehicles that it might otherwise have desired to participate in.

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Adviser will from time to time rely upon projections, forecasts or estimates developed by the Adviser or by Privately Held Companies in which the Fund is invested or is considering making an investment concerning the Privately Held Companies’ future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control and may differ materially from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk and Inability to Vote. The Fund may be precluded from investing in certain Privately Held Companies due to regulatory implications under the Investment Company Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of Privately Held Companies, in the size of the economic interest it can have in the company or fund, or in the scope of influence it is permitted to have in respect of the management of the company or fund. Should the Fund be required to treat a Privately Held Company in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the Privately Held Companies. Moreover, these restrictions may arise as a result of investments by future clients of the Adviser or its affiliates in Privately Held Companies. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist and could impact the universe of investable Privately Held Companies for the Fund. The fact that

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many Privately Held Companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

The Fund may be able to avoid a Privately Held Company being deemed an “affiliated person” of the Fund by owning less than 5% of the voting securities of such companies. To limit its voting interest in a Company, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in the Company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other future clients of the Adviser to invest in certain Privately Held Companies. However, to the extent the Fund contractually forgoes the right to vote the securities of a Privately Held Company, the Fund will not be able to vote on matters that require the approval of a Company’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Privately Held Company. If a Company is deemed to be an “affiliated person” of the Fund, transactions between the Fund and such Company may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

A large portion of the Fund’s investments will not be publicly traded and will not have readily available market quotations. Accordingly, the Fund’s investments will be valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. Valuations may prove to be inaccurate.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith pursuant

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to policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a

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repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Legal, Litigation and Regulatory Action Risk. The Fund and the Adviser and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers, as well as the App, are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the App, the Adviser, or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which

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the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

The App, through its third-party hosting facilities, will electronically store investors’ bank information, social security numbers, and other personally-identifiable sensitive data that is submitted through the App. Similarly, certain Fund service providers, including the Fund’s Administrator, may process, store, and transmit such information. The Fund has procedures and systems in place that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, we and the third-party hosting facilities we use may be unable to anticipate these techniques or to implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a shareholder’s investment in the Fund.

Opinions and Forward-Looking Statements May Not Be Correct. This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser and the Fund. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser or other third-party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital market and venture capital secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Risks Related to Fund Investments

Privately Held Companies Risk.  The Investment in Privately Held Companies involves a number of significant risks, including the following:

▪	these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of The Fund’s equity investment;

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▪	they typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

▪	they generally have less predictable operating results, may from time-to-time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

▪	because they are privately owned, there is generally little publicly available information about these businesses; therefore, although the Adviser will perform due diligence investigations on these companies, their operations and their prospects, the Adviser may not learn all of the material information it needs to know regarding these businesses;

▪	they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Privately Held Companies and, in turn, on the Fund;

▪	early-stage and development-stage companies have a high rate of failure and often experience unexpected problems in the areas of product development, manufacturing, marketing, financing, and general management, which, in some cases, cannot be adequately solved; and

▪	because venture capital companies rely on subsequent investors who often require additional incentives (i.e., incentives over and above those offered to current investors) to invest in the company’s securities, venture capital backed companies often issue additional classes of preferred shares at each additional funding round which may dilute the rights of common shareholders and the holders of earlier classes of preferred shares like the Fund.

▪	A Privately Held Company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Fund’s equity investment in such companies. The Fund may incur expenses to the extent necessary to seek recovery of the Fund’s equity investment or to negotiate new terms with a financially distressed company.

Venture Capital Market Place Risk. The marketplace for venture capital investing has become increasingly competitive, making it difficult for us to locate an adequate number of attractive investment opportunities. The marketplace for venture capital investing has become increasingly competitive. Participation by financial intermediaries have increased, substantial amounts of funds have been dedicated to making investments in the private sector and the competition for investment opportunities is high. Some of the Fund’s

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potential competitors may have greater financial and personnel resources than the Fund. There can be no assurances that the Adviser will locate an adequate number of attractive investment opportunities. To the extent that the Fund encounters competition for investments, returns to the Fund’s investors may vary.

Minority Stake Risk. Nearly all of the Fund’s investments may represent minority stakes in privately held companies. In addition, during the process of exiting investments, the Fund is likely to hold minority equity stakes if portfolio holdings are taken public. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund will invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence. In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.

Interest Rate Risk. The values of debt instruments, including loans and bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments.

Portfolio Investment Failure Risk. If a significant investment in one or more companies fails to perform as expected, the Fund’s financial results could be more negatively affected, and the magnitude of the loss could be more significant than if the Fund had made smaller investments in more companies. The Fund’s financial results could be materially adversely affected if these companies or any of The Fund’s other significant companies encounter financial difficulty and fail to repay their obligations or to perform as expected.

The Fund invests principally in the equity of Privately Held Companies, however, the equity interests the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires are often subject to drag-along rights, which could permit other shareholders, under certain circumstances, to force the Fund to liquidate its position in a subject company at a specified price, which could be, in the opinion of the Adviser, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Further, capital market volatility and the overall market environment may preclude the Fund’s companies from realizing liquidity events and impede its exit from these investments. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its equity investments unless and until the companies in which the Fund invests become publicly traded. In addition, the companies in which the Fund invests may

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have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on the investment.

Follow-On Investment Risk. Following an initial investment in a Privately Held Company, the Fund may make additional investments in that Privately Held Company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the investment. The Adviser may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Adviser has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Privately Held Company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Adviser may elect not to make a follow-on investment because the Adviser may not want to increase the Fund’s concentration of risk, because the Adviser prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity. In addition, the Fund may be unable to complete follow-on investments in its companies that have conducted an IPO as a result of regulatory or financial restrictions.

Privately Held Companies Transfer Risk. Most of the Fund’s investments are or will be in equity or equity-related securities of privately held companies. The securities the Fund acquires in private companies are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent, may require that shares owned by the Fund be held in escrow and may include provisions in company Declaration of Trust documents, investor rights of first refusal and co-sale and/or employment or trading policies further restricting trading. In order to complete a purchase of shares the Fund may need to, among other things, give the issuer, its assignees or its shareholders a particular period of time, often 30 days or more, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its shareholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment, the Fund generally become bound to the contractual transfer limitations imposed on the subject company’s shareholders as well as other contractual obligations, such as co-sale or tag-along rights. These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO, the Fund’s ability to liquidate may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if the Fund is unable to find buyers acceptable to the Fund’s companies, or where applicable, their shareholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate the position, and even where they are willing, other shareholders could exercise their co-sale or tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the

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delay and uncertainty that these transfer and other limitations create.

Complex Capital Structure Risk. The rapidly growing Privately Held Companies in which the Fund invests frequently have much more complex capital structures than traditional publicly traded companies and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it can be difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior preferred shares or senior debt outstanding, which grant the holders greater rights than the Fund has, and which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the fund has limited information with respect to such capital structures. Although the Adviser believes that it has extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Privately Held Company’s equity securities. Any failure on the part of the Adviser to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

Although the secondary marketplaces may offer an opportunity to liquidate private company investments, there can be no assurance that a trading market will develop for the securities that the Fund wishes to liquidate or that the subject companies will permit their shares to be sold through such marketplaces. Even if some of the Fund’s portfolio companies complete IPOs, the Fund is typically subject to lock-up provisions that prohibit the Fund from selling investments into the public market for specified periods of time after IPOs. As a result, the market price of securities the Fund holds may decline substantially before the Fund is able to sell these securities following an IPO.

Small Companies Risk. The Fund may invest in small and/or unseasoned companies with small market capitalization. Such companies generally have potential for rapid growth, but often involve higher risks because they may lack the management experience, financial resources, product diversification and/or competitive strength of larger and/or more established companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the lower trading volume of smaller company securities.

Venture Capital Investing Risks. While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Privately Held Companies. For example, Privately Held Companies will generally not be subject to SEC reporting requirements, will generally not be required to maintain accounting records in

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accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the Privately Held Companies in which the Fund invests. Many investment decisions by the Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Privately Held Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Privately Held Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Privately Held Company and, in turn, on the Fund. At the time of the Fund’s investment, a Privately Held Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term in nature and may require many years from the date of initial investment before disposition.

The marketability and value of each Privately Held Company investment will depend upon many factors beyond the Adviser’s control. Privately Held Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Privately Held Companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Privately Held Companies may vary dramatically from period to period. An otherwise successful company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a company effects a successful public offering, the Privately Held Companies’ securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Privately Held Companies will vary over time and, even if its investment is disposed of via a merger, consolidation or similar transaction, the Fund’s stock, security or other interests in the surviving entity may not be marketable. There can be no guarantee that any investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Privately Held Company, the Fund may decide to provide additional funds to such Privately Held Companies or may have the opportunity or otherwise need to increase its investment in a Privately Held Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, will make

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follow-on investments or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Privately Held Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

Concentration Risk. Depending on the availability of attractive investment opportunities, the Fund’s portfolio may at times be more concentrated than the portfolios of funds investing in a broader range of industries and geographies and could experience significant volatility, especially during times when the Fund is concentrated in industries that may be exposed to or experiencing unfavorable market conditions.

Private Company Risks. Investments in start-up and growth-stage private companies (Privately Held Companies) involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage Privately Held Companies and delay or prevent such a company from ultimately offering its securities to the public. Even if a Privately Held Company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. In addition:

•	Complex Capital Structures. The types of private companies in which the Fund seeks to invest frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that the information is complete or accurate. In certain cases, private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of Privately Held Companies’ equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s performance.

•	Drag-Along Rights. The Privately Held Companies securities the Fund acquires

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       (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in a company to force minority stockholders to join in the sale of the company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the cost at which the Fund acquired the investment. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Illiquid Investments and Restricted Securities Risk. The Fund will invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available, or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A- eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Minority Investor Risks. The Fund expects in almost all cases to be a minority investor when investing in Privately Held Companies and will not have the ability to control or influence the operations of such Privately Held Companies nor will it have the right to

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remove the managers thereof. Rather, Fund will be reliant on the existing management and boards of directors of such companies and funds, which may include representatives of other unaffiliated investors whose interests may at times conflict with the Fund’s interests. The Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the Privately Held Companies in which it invests.

Due Diligence Risk. The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the management of Privately Held Companies, the Locker, and in some circumstances, third-party sources. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about Privately Held Companies in which the Adviser is considering an investment. The involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful.

Expedited Transactions. The Adviser may at times be required to perform investment analyses and make investment decisions on an expedited basis to take advantage of certain investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company or fund. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected.

Epidemics, Pandemics, and Public Health Issues. The Adviser’s business activities as well as the activities of the Fund and its operations and investments could be materially adversely affected by continued outbreaks of disease, epidemics and public health issues in

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in the United States and globally.

The outbreak of a novel coronavirus and related respiratory disease (“COVID-19”) led to disruptions in local, regional, national, and global markets and economies affected thereby. The COVID-19 outbreak resulted in numerous deaths and the imposition of both local and more widespread business restrictions, labor shortages, fluctuations in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. The effects to public health, business and market conditions resulting from COVID-19 pandemic had a significant negative impact on the performance similar Fund’s investments, including exacerbating other pre-existing political, social, and economic risks. Similar consequences could arise with respect to other infectious diseases.

Limits of Risk Disclosures. The above discussions of the various risks associated with the Fund are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. The Fund will update the Prospectus to account for any material changes in the risks involved in an investment in the Fund.

FUND MANAGEMENT

Fund Board and Officers

The Fund’s Board of Trustees provides broad oversight over the operations and affairs of the Fund. A majority of the Trustees are not deemed to be “interested persons” of the Fund as defined in the Investment Company Act.

The Board periodically reviews the Fund’s investment performance and the quality of other services such as administration, custody, and investor services. The Board also reviews the fees paid to the Adviser for its management services, as well as the overall level of the Fund’s operating expenses.

The name and business address of the Trustees and officers of the Fund, and their principal occupations and other affiliations during the past five years, are set forth under “Management of the Fund” in the SAI.

Investment Adviser and Management Contract

The Board has retained the Adviser to be the Fund’s investment adviser and manager, responsible for making investment decisions for the Fund and managing the Fund’s other affairs and business. The Adviser is recently organized, and the Fund is the first investment portfolio managed by the Adviser.

The Adviser, a Delaware limited liability company, serves as the investment adviser to the Fund [and is registered as an investment adviser] with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser’s address is 12 East 49th Street, 11th Floor, New York, NY 10017. The Adviser is owned Nicole Loftus.

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Our Adviser is led by Nicole Loftus, who has overall responsibility for managing the Fund’s investment program. They have identified, evaluated, structured, managed and monitored a wide range of prospective investments and maintain a strong network within the investment community as a result of their prior and ongoing experience.

Under an advisory contract between the Fund and the Adviser, subject to such policies as the Board may determine, the Adviser furnishes and manages a continuous investment program for the Fund and makes investment decisions on behalf of the Fund. Subject to the control of the Board, and except for the functions carried out by Fund officers, the Adviser also manages, supervises, and conducts the other affairs and business of the Fund and matters incidental thereto, and places all orders for the purchase and sale of the Fund’s portfolio investments. Under the terms of the Investment Advisory Agreement between the Adviser and the Fund, our Adviser maintains overall responsibility for the oversight and management and activities. The Investment Advisory Agreement has an initial term of two (2) years and continues in effect for year-to-year if its continuation is approved annually by the Board. The Board’s or the Fund’s shareholders may terminate the Investment Advisory Agreement on sixty (60) days prior written notice to the Adviser.

The Investment Advisory Agreement between the Fund and the Adviser provides for the Fund to pay a management fee to the Adviser, computed and paid monthly, at an annual rate of 2.0% of the Fund’s average daily NAV (the “Management Fee”). The Adviser has contractually agreed to waive its Management Fee and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) do not exceed [6.0]% of the Fund’s average daily net assets. The Adviser may recoup amounts of its Management Fee waived and Fund expenses paid or reimbursed in certain circumstances. This contractual expense limitation will remain in effect through [_______], 2027, unless the Board approves its earlier modification or termination. See “Fund Expenses — Expense Limitation Agreement” below for additional Information.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement will be included in the Fund’s [annual/semi-annual] report to shareholders for the period ending [_________].

Portfolio Management

The following officer of the Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio:

Chief Investment Officer	Since	Title and Positions Held Over Past Five Years
Nicole Loftus	2022	Founder & CEO of Pop Venture Inc. from 2/2022 to current. Chief Investment Officer of Pop Venture Advisers, LLC from 2/2024 to current. CEO of CrowdCheck Inc. from 12/2023 to current.

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CEO of Skin in the Game Inc. and SkinX LLC from 1/2017 to 2/2022. CEO of Zorch International Inc. from 4/2002 to 4/2013.

The SAI provides information about compensation, other accounts managed by [___________], and [___________]’s ownership of Fund Shares.

Control Persons

A “control person” generally is a person who beneficially owns more than 25% of the voting securities of the Fund or has the power to exercise control over the management or policies of the Fund. Because the Fund has not commenced operations as of the date of this Prospectus, the Fund does not know of any control persons or principal holders other than Pop Venture Advisers LLC, the sponsor of the Fund.

DETERMINATION OF NET ASSET VALUE

The price of the Fund’s Shares is based on its NAV. The NAV per Share equals the total value of the Fund’s assets as of the applicable Business Day, less its liabilities (including accrued fees and expenses), divided by the number of its outstanding Shares.

The Fund calculates its NAV as of the close of regular trading (4:00 p.m. Eastern Time) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open (each, a “Business Day”).

As discussed in further detail herein, although the Fund will determine its NAV on each Business Day, the Fund’s calculation of its NAV is subject to valuation risk.

The Board has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act. The Adviser will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved the valuation procedures for the Adviser (the “Valuation Procedures”).

With respect to securities for which market values are not readily available, including securities of Privately Held Companies and other private investments, it is the Board’s responsibility to, in good faith, determine the fair value of such securities. The Board has adopted and approved written policies and procedures for the purpose of determining the value of securities held by the Fund, including the fair value of the Fund’s investments in private securities, and has delegated to the Adviser general responsibility for determining, in accordance with the Valuation Procedures, the value of the Fund’s securities. As a general principle, the fair value of a Fund asset should reflect the amount that the Fund might reasonably expect to receive for the asset from the current sale of that asset in an orderly arm’s-length transaction, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Board reviews certain fair valuation

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information at its regularly scheduled meetings and also reviews the Valuation Procedures periodically. The Adviser anticipates that a significant portion of the Fund’s net assets will be valued at fair value.

Fair Value. When market quotations are not readily available or are believed by the Adviser to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Adviser in accordance with the Valuation Procedures approved by the Board. The Adviser may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if the Adviser believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” may occur if the Adviser determines, in its business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund.

A substantial portion of the Fund’s assets consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated, and difficult to confirm. Such securities are valued by the Adviser at fair value as determined pursuant to the Valuation Procedures. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Adviser. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be that information which is provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

Certain investments for which market quotations are not readily available or for which market quotations are deemed not to represent fair value may be valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in determining the fair value of our investments include, as relevant and among other factors: available current business data (e.g., information available through regulatory filings, press releases, news feeds and financial press), including relevant and applicable market trading and transaction comparables; applicable market yields and multiples; information provided by the company (e.g., letters to investors, financials, information provided pursuant to financial document reporting obligations); security covenants; call protection provisions; information rights; the nature and realizable value of any collateral; the Privately Held Companies’ ability to make

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payments; its earnings and discounted cash flows; the markets in which the Company does business; comparisons of financial ratios of peer companies that are public; M&A comparables; and enterprise values.

The Valuation Procedures provide that, where cost is determined to best approximate the fair value of the particular security under consideration, the Adviser may approve such valuations. In other cases, the Adviser may be aware of sales of similar securities to third parties at materially different prices, or of other circumstances indicating that cost may not approximate fair value (which could include situations where there are no sales to third parties). In such cases, the Fund’s investment will be revalued in a manner that the Adviser, in accordance with the Valuation Procedures, determine in good faith best approximates fair value. The Board will be responsible for ensuring that the Valuation Procedures are fair to the Fund and consistent with applicable regulatory guidelines.

When determining the price for a Fair Value Asset, the Adviser is required to seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are typically based upon all available factors that the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models.

The Fund’s annual audited financial statements, which are prepared in accordance with U.S. GAAP, follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under U.S. GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs).

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based

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on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment strategy and target investments.

In general, ASC 820 and other accounting rules applicable to investment companies and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value.

General Valuation Information. In determining the market value of portfolio investments, the Fund may for certain investments to employ independent third-party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund’s books at their face value. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by the Adviser pursuant to the Valuation Procedures. All Fund assets and liabilities for which market quotations are not readily available held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Adviser in accordance with the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

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Adjustments. The Advisor determines the Fund’s daily NAV based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Advisor will fair value the holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Advisor will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way. If, after the Fund pays repurchase proceeds, one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing shareholder (if the valuations are revised upward) or the remaining shareholders (if the valuations are revised downwards) will bear the risk of such revisions. A repurchasing shareholder will neither receive distributions from, nor will it be required to reimburse, the Fund in such circumstances. This may have the effect of diluting or increasing the economic interest of other shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholder who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations to the NAV adversely affect the Fund’s NAV, the outstanding Shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to Share purchases.

Registered Funds. Shares of mutual funds (i.e., registered open-end funds), including money-market funds, are valued at their reported NAV. Shares of underlying registered exchange-traded closed-end funds or other registered ETFs will be valued at their most

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recent closing price.

PLAN OF DISTRIBUTION AND THE POP VENTURE APP

[__________], serves as the Fund’s principal, underwriter and acts as the distributor of the Fund’s Shares on a best-efforts basis, subject to various conditions. Pop Venture markets Fund Shares directly to investors via social media posts and other channels, which direct potential investors to the App, where investors may purchase Shares directly from the Fund.

Shares are available for purchase directly from the Fund through the App. The Website and App are owned and operated by Pop Venture, an entity related to the Adviser. The Website is free to access on all devices. The App is free to download and use and is available through the Apple App Store and Google Play Store. The Fund does not pay Pop Venture, any fee or other remuneration for use of the App by the Fund and its shareholders.

The minimum initial investment for Fund Shares is $25, with a $25 minimum for subsequent investments. The Fund may waive or change these investment minimums at any time.

Getting Started — Opening an Account

A new investor, will open an account with the Fund through the Pop Venture website or App. Only once an account has been verified and activated, may the investor purchase Shares. To open a new account, an investor will first need visit PopVenture.com on their computer or mobile device.

The site will provide step-by-step instructions to open and fund a new account, and this application process is completed entirely through the PopVenture.com or the mobile app. As part of this process, and prior to opening an account, the Fund will collect certain information from each Investor in accordance with its anti-money laundering and know-your-customer policies and procedures.

Each investor will link their bank account to their Pop Venture account in order to complete the account set-up and purchase Shares. Share purchases will be funded through electronic funds transfer from the linked bank account. The Fund, through popventure.com and the Pop Venture App, will not accept cash, credit card, convenience checks, prepaid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase Shares. The service provider Pop Venture has retained to process electronic transfers from each bank account may charge investors a fee for these transfers. Please see the information provided at popventure.com for additional information about this fee.

The Fund will also use electronic funds transfer to transfer any redemption proceeds. The Fund will transfer Fund dividends through electronic funds transfer. In each case, prior to sending any redemption proceeds or cash dividends, Pop Venture may ask investors to verify bank account information through popventure.com.

The Pop Venture technology and API’s will securely keep bank information on file for future purchases and redemptions (and for payment of dividends if you elect to receive dividends

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in cash). When an investor opens a Fund account through the Website or App, it does not create a checking or other bank account relationship with the Fund or any bank.

Purchasing Shares

Once Pop Venture has opened an investor’s account, including confirming that the investor has linked their bank account through the Website (popventure.com) or App, the investor may use the Website or App to submit orders to purchase Shares at any time. To make a same day investment, each order via the Website or App must be received and accepted by Pop Venture prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). Share purchase requests will be processed at the NAV next calculated after we accept your purchase request and subscription funds. The Website and App are intended to be the exclusive means through which investors may purchase Shares. During a widespread outage, the investor will be unable to submit orders to purchase Shares.

Please note that the Fund may stop offering Shares completely or may offer Shares only on a limited basis, for a period of time or permanently. The Fund may also restrict, reject, or cancel purchase orders. When an investor buys Shares, it does not create a checking or other bank account relationship with the Fund or any bank. The service provider Pop Venture has retained to process electronic transfers from your bank account may charge a fee for these transfers. Please see the information provided at popventure.com for additional information about this fee.

Additional Information about the Website and App

Through the Pop Venture Website (popventure.com on all devices) investors will view account information, access Fund shareholder reports and NAV information, view certain Fund holdings information, buy Fund Shares, establish an automatic investment program, and submit redemption requests.

When registering to open an account through the App, investors will be asked to accept the terms of an online agreement(s), create a user profile and establish a password for online services. Investors will be automatically enrolled for electronic delivery of Fund shareholder documents. This will allow each investor to receive electronic delivery (through the Website and via email) of the Fund’s prospectuses, annual/quarterly reports to shareholders, and proxy statements, as well as their account(s) statements and trade confirmations, and certain other Fund notices and information. Paper copies of shareholder documents may be requested by shareholders by calling Pop Venture toll-free at 833-PopVenture or by emailing us at Hi@PopVenture. Using the Website or App means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we and our agents follow reasonable security procedures and act on instructions, we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information and also may record calls. We will refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized

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to act on the account. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately at 833-PopVenture if you believe someone has obtained unauthorized access to your account or password.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. The Fund is intended solely for long-term investment by shareholders who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. You may lose part or all of the amount you invest in the Fund, and you should therefore not invest in the Fund unless you can readily bear the consequences of such loss. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. In addition, please consider carefully how the Fund’s investment strategies fit into your overall investment portfolios, because the Fund is not designed to be, by itself, a well-balanced or complete investment program for any particular investor.

The Fund’s Shares should be considered an illiquid investment. You will not be able to redeem your Shares on a daily basis because the Fund is a closed-end fund operating as an interval fund and will only offer to redeem a limited portion of its Shares twice a year. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor should you rely on a secondary market developing in the future. You should invest in the Fund only money that you can afford to lose, and you should not invest in the Fund money to which you will need access in the short-term or on a frequent basis.

SHARE REPURCHASES

The Fund is a closed-end interval fund and, to provide limited liquidity and the ability to receive NAV on a disposition of at least a portion of your Shares, makes periodic offers to repurchase Shares. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for Shares exists, and none is expected to develop in the future. Consequently, and regardless of how the Fund performs, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted a fundamental policy — which cannot be changed without shareholder approval — requiring it to offer to repurchase 5% of the Fund’s outstanding Shares at NAV quarterly, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). All requests to repurchase Shares must be submitted through the Website (popventure.com) or App, and no exceptions will be made (as discussed below under “Submitting Repurchase Requests”).

Repurchase Offer Dates and Notices

The Fund makes offers to repurchase its shares quarterly, with the Repurchase Request Deadlines — i.e., the date by which shareholders wishing to tender Shares for repurchase

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must respond to the repurchase offer — Shareholders will be notified via email and text about each quarterly repurchase offer, how they may request that the Fund repurchase their Shares and the date the repurchase offer ends (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be determined by the Fund’s Board and will be based on factors such as market conditions and liquidity of the Fund’s assets. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no less than twenty-one (21) days and no more than forty-two (42) days and is expected to be approximately thirty (30) days. The repurchase price of the Shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to their purchase will be made by checks to the shareholder’s address of record or credited directly to a predetermined bank account within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). The Board may establish other policies for repurchases of Shares that are consistent with the Investment Company Act, the regulations promulgated thereunder, and other pertinent laws. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, will be paid to shareholders by the Repurchase Payment Deadline.

The Board, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. Rule 23c-3 of the Investment Company Act permits repurchases between 5% and 25% of the Fund’s outstanding Shares at NAV. In connection with any given repurchase offer and pursuant to its fundamental policies, the Fund will offer to repurchase 5% of the total number of its Shares outstanding on the Repurchase Request Deadline.

If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the Shares on a pro rata basis (subject to the exceptions discussed below). In the event there is an oversubscription of a repurchase offer, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during the repurchase offer. However, pursuant to Rule 23c-3(b)(5)(i) of the 1940 Act, the Fund may accept all Shares tendered for repurchase by shareholders who own fewer than 100 Shares and who tender all of their Shares, before prorating other amounts tendered. In such cases, the Fund will confirm with such shareholder’s brokers that the beneficial holder of such Shares actually owns fewer than 100 Shares. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. If shareholders tender less than the Repurchase Offer Amount, the Fund will repurchase only those Shares offered for repurchase and shall not repurchase any other Shares.

Notice to Shareholders

Notice of each repurchase offer will be given to each beneficial owner of Shares approximately 30 days (but no less than 21 and no more than 42 days) before each Repurchase Request Deadline. The notice will:

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•	contain information shareholders should consider in deciding whether to tender their Shares for purchase;

•	include detailed instructions on how to tender Shares for repurchase;

•	state the Repurchase Offer Amount;

This notice may be included in a shareholder report or other Fund document.

Submitting Repurchase Requests

The Website and App will provide instructions for submitting repurchase requests. All requests to repurchases Shares must be submitted through the Website or App at or prior to the applicable Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate Shares until a subsequent repurchase offer and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted to the Fund in good form at any point before the Repurchase Request Deadline.

While the App is intended to be the exclusive means through which repurchase requests may be submitted, the Fund will permit repurchase requests to be submitted manually during any period that the App is malfunctioning or otherwise experiencing a widespread outage. If you would like to submit a repurchase request but are unable to do so because the App is not working or is malfunctioning, please call us toll-free at [1-888-577-7987] for information about how you may submit your repurchase request outside the App.

Determination of Repurchase Price and Payment for Shares

The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline (or the next Business Day if the 14th day is not a Business Day). Payment for all Shares repurchased pursuant to these offers will be made not later than seven days after the Repurchase Pricing Date and will typically be sent by electronic funds transfer to the bank account you have linked through the Website or App (although we may ask you to confirm your bank account information through the Website or App before sending any redemption proceeds).

The Fund’s NAV per Share may change materially between the date a Repurchase Offer Notice is issued and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates its NAV is discussed above under “Determination of Net Asset Value.” During the period an offer to repurchase is open, shareholders may obtain more recent NAV information through the App.

Suspension or Postponement of Repurchase Offers

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any

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period during which any market on which securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of Fund shareholders. Any such suspension would require the approval of a majority of the Board (including a majority of the trustees who are not “interested persons” of the Fund) in accordance with Rule 23c-3 of the Investment Company Act. The Fund does not presently expect any of the foregoing conditions to occur in its normal operations.

Oversubscribed Repurchase Offers

There is no minimum number of Shares that must be tendered before the Fund will honor repurchase requests. However, the Fund’s Board will set for each repurchase offer a maximum percentage of Shares that may be repurchased by the Fund (expected to be 5% of the Fund’s outstanding Shares for each repurchase offer). In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Shares up to a maximum amount of 2% of the outstanding Shares of the Fund. If the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis.

If any Shares that you wish to tender to the Fund are not repurchased because of proration (i.e., because the repurchase offer was oversubscribed), you will have to wait until the next repurchase offer and resubmit your repurchase request, and your repurchase request will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular repurchase offer, increasing the likelihood of proration.

There is no assurance that you will be able to have your Shares repurchased when or in the amount that you desire.

Consequences of Repurchase Offers

From the time the Fund distributes or publishes a Repurchase Offer Notice until the Repurchase Pricing Date for that offer, the Fund must maintain liquid assets at least equal to the percentage of its Shares subject to the repurchase offer (expected to be 5%). The Fund may be required to liquidate investments, including at a time when it may not be advantageous to do so, in order to meet these liquidity requirements, which could cause the Fund to realize losses. The Fund is also permitted to borrow up to the maximum extent permitted under the Investment Company Act to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing

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any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects.

Minimum Account Balance

If you tender some but not all of your Shares for repurchase, you will be required to maintain a minimum Fund account balance of $25 after giving effect to the repurchase. If the value of your Fund account falls below $25 as a result of you tendering a portion of your Shares for repurchase, the Fund may repurchase all of your remaining Shares at any time without notice and send you the proceeds. You may incur a tax liability as a result of the Fund repurchasing your Shares.

The Board may change this account minimum balance requirement from time to time or waive this minimum in whole or in part.

BORROWING

The Fund is permitted to borrow, which such borrowing, if any, the Fund anticipates would be used to satisfy requests from shareholders pursuant to the quarterly repurchase offers and otherwise to provide the Fund with temporary liquidity.

The amount that the Fund may borrow will be limited by the provisions of Section 18 of the Investment Company Act, which, among other limitations contained therein relating to the declaration of dividends or distributions, limits the issuance of a “senior security” (as defined in the Investment Company Act) to those instances where immediately after giving effect to such issuance, the Fund will have “net asset coverage” (as defined in the Investment Company) of at least 300%. If the Fund does borrow, interest on the amount borrowed by the Fund will be at prevailing market rates. Notwithstanding the foregoing, the Fund intends to limit its borrowing, if any, and the overall leverage of its portfolio to an amount that does not exceed 33⅓% of the Fund’s gross asset value.

DISTRIBUTIONS

Following the disposition by the Fund of securities of Privately Held Companies, the Fund will make cash distributions of the net profits, if any, to shareholders (subject to the Fund’s dividend reinvestment plan, as described below) once each fiscal year at such time as the Board determines in its sole discretion (or more often at such times determined by the Board, if necessary for the Fund to maintain its status as a RIC and in accordance with the Investment Company Act). The Fund intends to establish reasonable reserves to meet Fund obligations prior to making distributions.

DIVIDEND REINVESTMENT PLAN

The Fund operates under a dividend reinvestment plan administered by the Fund’s Administrator as dividend reinvestment agent. Pursuant to the plan, any distributions by the Fund to its shareholders, net of any applicable U.S. withholding tax, will be reinvested in Shares of the Fund.

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Shareholders automatically participate in the dividend reinvestment plan, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. Shareholders who do not wish to have distributions automatically reinvested should so notify the Administrator in writing at the Fund, c/o [to be inserted]. Such written notice must be received by the Administrator at least 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the dividend reinvestment plan. Under the dividend reinvestment plan, the Fund’s distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares a distribution, the Administrator, on the shareholder’s behalf, will receive additional authorized Shares from the Fund. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s NAV per Share as of the date of such distribution.

The Administrator will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

Neither the Administrator nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. See “Tax Matters” below for additional information.

The Fund reserves the right to amend or terminate the dividend reinvestment plan. There is no direct service charge to participants with regard to purchases under the dividend reinvestment plan; however, the Fund reserves the right to amend the dividend reinvestment plan to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment plan should be directed to, and additional information may be obtained from, the Administrator at Pop Venture Fund c/o [to be inserted].

If you elect to receive dividends in cash (as described above), the Fund will typically transfer any Fund dividends through electronic funds transfer to the bank account you have linked to your Fund account through the Website or App (although we may ask you to confirm your bank account information through the Website or App before sending any cash dividends).

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DESCRIPTION OF THE FUND AND ITS SHARES

The Fund is a statutory trust organized under the laws of the State of Delaware. The Fund is authorized to issue an unlimited number of Shares.

The Fund currently offers one class of Shares. All such Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Except as permitted by the Fund’s interval structure, no shareholders have the right to require repurchase of any Shares by the Fund or to tender Shares to the Fund for repurchase. See the section “Share Repurchases” above.

The Fund’s Declaration of Trust provides that the Board may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board does not have current plans to offer additional classes of Fund Shares but may in the future.

Each whole Share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

The Fund may be terminated at any time by the action of a majority of the Trustees without shareholder vote or consent. Upon termination of the Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund as may be determined by the Trustees, shareholders are entitled to share ratably in all remaining assets of the Fund (except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of the Shares).

The Fund’s Declaration of Trust provides that the Court of Chancery of the State of Delaware or, if that court does not have subject matter jurisdiction, the Superior Court of the State of Delaware, shall be the sole and exclusive forum for any suit, action or proceeding in the right of any Fund shareholder seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Fund’s Declaration or the Trust, any series or class or any Shares, including any claim of any nature against the Fund or the Fund’s Trustees or officers. The Fund’s Declaration of Trust further provides that, notwithstanding the foregoing, the U.S. Federal District Courts will be the exclusive forum for causes of action arising under the federal securities laws (other than where the Fund consents in writing to the selection of an alternative forum).

These exclusive forum provisions may increase costs for a Fund shareholder to bring a claim or may prevent a shareholder from bringing a claim in a judicial forum that the shareholder finds convenient or favorable. Further, the enforceability of the provision requiring actions under federal securities laws be brought in U.S. Federal District Courts is questionable. If a court were to find the forum selection provisions contained in the Declaration of Trust to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions.

The Fund’s Declaration of Trust also requires that a shareholder’s right to a jury trial be waived to the fullest extent permitted by law in any suit, action, or proceeding brought in the

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Superior Court of the State of Delaware. This waiver of a jury trial may limit a shareholder’s ability to litigate a claim in a manner that is more favorable to the shareholder.

The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Fund’s Declaration of Trust and Bylaws, each as amended, both of which are on file with the SEC.

FUND EXPENSES

Fund Expenses

The Fund will pay all of its expenses and/or reimburse the Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund or have incurred expenses in connection with their management of the Fund.

In addition to the Management Fee paid by the Fund to the Adviser, Fund expenses include, but are not limited to:

(i) interest and taxes related to the Fund’s operations and purchase and sale of Fund assets; (ii) brokerage commissions and other transaction expenses in connection with the Fund’s purchase and sale of assets; (iii) fees and expenses related to the formation of the Fund, the offering of the Fund’s shares, including Fund marketing costs and expenses, and the admission of investors in the Fund; (iv) fees and expenses related to the formation and operation of any subsidiaries of the Fund; (v) fees and expenses related to the investigation and evaluation of Fund investment opportunities (whether or not consummated); (vi) fees and expense related to the acquisition, ownership, management, financing, hedging of interest rates on financings, or sale of portfolio investments; (vii) travel costs associated with investigating and evaluating investment opportunities (whether or not consummated) or making, monitoring, managing or disposing of portfolio investments; (viii) Fund costs of borrowings; (ix) costs of any third parties retained to provide services to the Fund, including costs and fees of the Fund’s Administrator, Custodian, independent registered public accounting firm, and legal counsel; (x) premiums for fidelity and other insurance coverage requisite to the Fund’s operations;

(xi) fees and expenses of the Fund’s Independent Trustees (including compensation of the Independent Trustees);

(xii) legal, audit and fund accounting expenses; (xiii) custodian and transfer agent fees and expenses; (xiv) expenses incident to the repurchase of the Fund’s shares; (xv) fees and expenses related to the registration under federal and state securities laws of Fund Shares; (xvi) expenses of printing and mailing Fund prospectuses, reports, notices and proxy material to shareholders of the Fund; (xvii) all other expenses incidental to holding meetings of the Fund’s shareholders; and (xviii) such extraordinary non-recurring expenses as may arise, including litigation affecting the Fund and any obligation which the Fund may have to indemnify its officers and Trustees with respect thereto. The Fund may need to sell Fund investments to pay fees and expenses, which could cause the Fund to realize taxable gains.

The Fund’s fees and expenses, which are substantial, will decrease the net profits or

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increase the net losses of the Fund.

The Adviser will bear all of its own ordinary and usual office overhead expenses (including expenses such as office rent) in connection with the Adviser’s performance of its duties to the Fund, and the salaries or other compensation of the employees of the Adviser.

Expense Limitation Agreement

The Fund has entered into an Expense Limitation Agreement pursuant to which the Adviser has agreed to waive its Management Fee and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed [6.0]% of the Fund’s average daily net assets.

The Adviser is entitled to seek reimbursement from the Fund of Management Fees waived and/or Fund expenses paid or reimbursed by the Adviser for a period ending three years after such waiver, payment or reimbursement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the management fees were waived and/or the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower.

This contractual expense limitation will remain in effect through [____________], 2027, unless terminated earlier by the Fund’s Board upon not less than thirty (30) days’ written notice to the Adviser.

TAX MATTERS

The following is a brief summary of certain U.S. federal income tax considerations applicable to the Fund and to an investment in Fund Shares. This summary does not purport to be a complete description of the U.S. federal income tax considerations applicable to an investment in Shares. For example, we have not described tax consequences that may be relevant to certain types of holders subject to special treatment under U.S. federal income tax laws, including shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, investors subject to Section 1061 of the Code, pension plans and trusts and financial institutions. This summary assumes that investors hold Fund Shares as capital assets (within the meaning of the Code). This summary is based on the Code, U.S. Treasury regulations and administrative and judicial interpretations, each as of the date of this prospectus and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this summary. We have not sought and will not seek any ruling from the Internal Revenue Service (“IRS”) regarding this offering. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if we invested in tax-exempt securities or certain other investment assets.

A “U.S. shareholder” generally is a beneficial owner of Fund Shares who is for U.S. federal

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income tax purposes:

•	A citizen or individual resident of the United States;

•	A corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any political subdivision thereof;

•	A trust, if a court in the United States has primary supervision over its administration and one or more;

•	U.S. persons have the authority to control all decisions of the trust, or the trust has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person; or

•	An estate, the income of which is subject to U.S. federal income taxation regardless of its source.

A “non-U.S. shareholder” generally is a beneficial owner of Fund Shares that is not a U.S. shareholder and not a partnership.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Fund Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective shareholder that is a partner in a partnership holding Shares should consult his, her or its tax advisers with respect to the purchase, ownership and disposition of Shares.

Tax matters are complicated and the tax consequences to an investor of an investment in Fund Shares will depend on the facts of his, her or its particular situation. We strongly encourage investors to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

Taxation as a Registered Investment Company

The Fund intends to elect to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund generally would not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes shareholders as dividends. To qualify as a RIC, the Fund must, among other things, meet certain source- of-income and asset diversification requirements (as described below). In addition, in order to obtain RIC tax benefits, the Fund must distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally Fund ordinary income plus the excess of realized net short-term capital gains over realized net long-term capital losses (the “Annual Distribution Requirement”).

If the Fund:

•	qualifies as a RIC; and

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•	satisfies the Annual Distribution Requirement,

then the Fund will not be subject to U.S. federal income tax on the portion of its income that it distributes (or is deemed to distribute) to Fund shareholders. The Fund will be subject to U.S. federal income tax at the regular corporate rates on any income or capital gains not distributed (or deemed distributed) to Fund shareholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income, unless the Fund distributes in a timely manner an amount at least equal to the sum of (i) 98% of the Fund’s net ordinary income for each calendar year, (ii) 98.2% of the amount by which the Fund’s capital gains exceed its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 in that calendar year, and (iii) any income and gains recognized, but not distributed, from previous years on which the Fund paid no corporate-level U.S. federal income tax (the “Excise Tax Avoidance Requirement”). While the Fund intends to distribute any income and capital gains in order to avoid imposition of this 4% U.S. federal excise tax, the Fund may not be successful in avoiding entirely the imposition of this tax. In that case, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

In order to qualify as a RIC for U.S. federal income tax purposes, the Fund must, among other things:

(i)	derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (as defined in the Code) (the “90% Income Test”); and

(ii)	diversify its holdings so that, at the end of each quarter of the taxable year,

a.	at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and

b.	not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more “qualified publicly traded partnerships” (as defined in the Code) (the “Diversification Tests”).

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. [For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”), such as debt instruments with

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PIK interest or, in certain cases, increasing interest rates or issued with warrants, the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. The Fund may also have to include in taxable income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan. Because any OID or other amounts accrued will be included in the Fund’s investment company taxable income for the year of accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the Annual Distribution Requirement even though the Fund will not have received a corresponding cash payment. As a result, the Fund may have difficulty meeting the Annual Distribution Requirement necessary to qualify for and maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose.]

The Fund is authorized to borrow funds, to sell assets and to make taxable distributions of its stock in order to satisfy distribution requirements, although it does not currently intend to do so. The Fund’s ability to dispose of assets to meet its distribution requirements may be limited by (i) the illiquid nature of the Fund’s portfolio and/or (ii) other requirements relating to the Fund’ status as a RIC, including the Diversification Tests. If the Fund disposes of assets in order to meet the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous. If the Fund is unable to obtain cash from other sources to satisfy the Annual Distribution Requirement, the Fund may fail to qualify for tax treatment as a RIC and become subject to tax as an ordinary corporation.

Under the Investment Company Act, the Fund is not permitted to make distributions to its shareholders while Fund debt obligations and other senior securities are outstanding unless certain “asset coverage” tests are met. If the Fund is prohibited from making distributions, it may fail to qualify for tax treatment as a RIC and become subject to tax as an ordinary corporation.

Certain Fund investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert long-term capital gain into short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of securities is deemed to occur; (vi) adversely alter the characterization of certain complex financial transactions; and (vii) produce income that will not be qualifying income for purposes of the 90% Income Test described above. The Adviser will monitor Fund transactions and may make certain tax decisions in order to mitigate the potential adverse effect of these provisions.

The Fund may invest a significant portion of its assets in Privately Held Companies that are classified as partnerships for U.S. federal income tax purposes. As a result, the Fund may be required to recognize items of taxable income and gain prior to the time that the Fund

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receives corresponding cash distributions from Privately Held Companies. In such case, the Fund might have to borrow money or dispose of investments, including interests in the Privately Held Companies, when it is disadvantageous to do so in order to make the distributions necessary to maintain its status as a RIC and to avoid the imposition of U.S. federal income or excise tax. Privately Held Companies classified as partnerships for federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% Income Test described above. In order to meet the 90% Income Test, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of the income of such Privately Held Companies until such income has been earned by the Privately Held Companies or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% Income Test.

It may not always be clear how the asset diversification rules for RIC qualification will apply to the Fund’s investments in Privately Held Companies that are classified as partnerships for federal income tax purposes. In the event that the Fund believes that it is possible that it will fail the Diversification Tests at the end of any quarter of a taxable year, it may seek to take certain actions to avert this failure, including by acquiring additional investments to come into compliance with the Diversification Tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets quarterly, there may be constraints on the Fund’s ability to dispose of its interest in Privately Held Companies that limit the Fund’s ability to use this cure period.

As a result of the considerations described in the preceding paragraphs, the Fund’s intention to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions in Privately Held Companies that would otherwise be consistent with the Fund’s investment strategy or could require the Fund to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.

It is possible that the Fund may invest in non-U.S. entities treated as “passive foreign investment companies” (“PFICs”) for U.S. federal income tax purposes. If the Fund directly or indirectly acquires shares in a PFIC, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from any such excess distributions or gains. If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Fund will be required to include in income each year our proportionate share of the ordinary earnings and net capital gain of the PFIC, even if such income is not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year Fund shares in a PFIC; in this case, the Fund will recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in Fund income. Under either election, the Fund may be required to recognize in a year income in excess of our

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distributions from PFICs and Fund proceeds from dispositions of PFIC stock during that year, and we must distribute such income to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement.

Although the Code generally provides that the income inclusions from a QEF will be “good income” for purposes of the 90% Income Test to the extent that the QEF distributes such income to the Fund in the same taxable year into which the income is included in Fund taxable income, the Code does not specifically provide whether these income inclusions would be “good income” for this 90% Income Test if the Fund does not receive distributions from the QEF during such taxable year. Treasury regulations provide that as long as the required income inclusion from a QEF is derived with respect to a RIC’s business of investing in stocks, securities, or currencies, the amount will be treated as “good income” for purposes of the 90% Income Test, even if not distributed by the QEF. Therefore, based on these regulations, the Fund should not need to plan for distributions from a QEF to be assured the required income inclusions will be treated as “good income” for purposes of the 90% Income Test.

If the Fund owns directly, indirectly, or by application of prescribed attribution rules 10% or more of the total combined voting power or 10% or more of the total value of shares of all classes of stock of a corporation which was classified as a controlled foreign corporation (“CFC”), the Fund would be required, subject to certain exceptions, to include in gross income at the end of the taxable year of the issuing non-U.S. corporation an amount equal to the Fund’s pro rata share of the “subpart F income” and “global intangible low-taxed income” of the non-U.S. corporation. Accordingly, the Fund may be treated as receiving taxable income from such foreign corporation, whether or not the corporation makes an actual distribution during such year. In general, a foreign corporation will be classified as a CFC if more than 50% of the shares of the corporation, measured by reference to combined voting power or value, is owned (directly, indirectly or by attribution) by U.S. Holders. A “U.S. Holder,” for this purpose, is any U.S. person that possesses (actually or constructively) 10% or more of the combined voting power of all classes of shares of a corporation or 10% of the value of such corporation. Treasury regulations provide that as long as the required income inclusion from a CFC is derived with respect to a RIC’s business of investing in stocks, securities, or currencies, the amount will be treated as “good income” for purposes of the 90% Income Test, even if not distributed by the CFC. If the Fund is treated as receiving a deemed distribution from a CFC (which will be treated as “good income” for purposes of the 90% Income Test), the Fund will be required to include such distribution in its investment company taxable income regardless of whether the Fund receives any actual distributions from such CFC, and the Fund must distribute such income to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to Fund shareholders. Any such transactions that are not directly related to the Fund’s investment in securities (possibly including

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speculative currency positions or currency derivatives not used for hedging purposes) could, under future U.S. Treasury regulations, produce income not among the types of “qualifying income” from which a RIC must derive at least 90% of its annual gross income.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of U.S. Shareholders

Fund distributions generally are taxable to U.S. shareholders as either dividend income or capital gains. Distributions of Fund “investment company taxable income” (which is, generally, Fund net ordinary income plus realized net short- term capital gains in excess of realized net long-term capital losses) generally will be taxable as dividend income to U.S. shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares. Distributions of Fund net capital gains (which is generally Fund realized net long- term capital gains in excess of realized net short-term capital losses) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. shareholder as long-term capital gains that are currently taxable at a current maximum rate of 20% in the case of individuals, trusts or estates, regardless of the U.S. shareholder’s holding period for his, her or its Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. shareholder’s adjusted tax basis in such shareholder’s Shares and, after the adjusted basis is reduced to zero, will constitute capital gains to the U.S. shareholder.

The Fund may elect to retain any net capital gains or a portion thereof for investment and be subject to U.S. federal income tax at corporate rates on the amount retained. In such case, the Fund may designate the retained amount as undistributed net capital gains in a notice to Fund shareholders. In such instance, each shareholder will be treated as having received a distribution of the pro rata share of such net capital gain, with the result that each shareholder will: (i) be required to report the pro rata share of such net capital gain on the applicable U.S. federal income tax return as long-term capital gains; (ii) receive a refundable tax credit for the pro rata share of U.S. federal income tax paid by the Fund on the net capital gain; and (iii) increase the tax basis for Fund Shares held by such shareholder by an amount equal to the deemed distribution less the tax credit.

The Fund does not expect that special share distributions that it pays ratably to all investors from time to time, if any, will be taxable. However, in the future, the Fund may distribute taxable dividends that are payable in cash or shares of our common stock at the election of each shareholder. Under certain applicable provisions of the Code and the U.S. Treasury regulations, distributions payable in cash or in shares of stock at the election of shareholders are treated as taxable dividends whether a shareholder elects to receive cash or shares. The IRS has issued private rulings indicating that this rule will apply even where the total amount of cash that may be distributed is limited to no more than 20% of the total distribution. Under these rulings, if too many shareholders elect to receive their distributions in cash, each such shareholder would receive a pro rata share of the total cash to be distributed and would receive the remainder of their distribution in shares of stock. If the

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Fund decides to make any distributions consistent with these rulings that are payable in part in Fund stock, taxable shareholders receiving such dividends will be required to include the full amount of the dividend (whether received in cash, our stock, or a combination thereof) as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of the Fund’s current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. shareholder may be required to pay tax with respect to such dividends in excess of any cash received from the Fund. If a U.S. shareholder sells the Shares it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our stock at the time of the sale.

For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as having received the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. shareholders on December 31 of the year in which the dividend was declared.

If an investor purchases Shares shortly before the record date of a distribution, the price of the Shares may include the value of the distribution, in which case the investor will be subject to tax on the distribution even though economically it may represent a return of his, her or its investment.

The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

A U.S. shareholder generally will recognize taxable gain or loss if the shareholder sells or otherwise disposes of his, her or its Shares. The amount of gain or loss will be measured by the difference between such shareholder’s adjusted tax basis in the Shares sold and the amount of the proceeds received in exchange. Any gain arising from such sale or disposition generally will be treated as long-term capital gain or loss if the shareholder has held his, her or its Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Shares held quarterly or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed if other Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. See “Income from Repurchases of Shares — U.S. Shareholders” below for additional information.

A 3.8% tax is imposed under Section 1411 of the Code on the “net investment income” of certain U.S. citizens and residents and on the undistributed net investment income of certain estates and trusts. Among other items, net investment income generally includes payments

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of dividends on, and net gains recognized from the sale, exchange, redemption, retirement or other taxable disposition of Shares, less certain deductions. Prospective investors in Fund Shares should consult their own tax advisors regarding the effect, if any, of this tax on their ownership and disposition of Shares.

To the extent the Fund is not treated as a “publicly offered regulated investment company” within the meaning of Section 67(c)(2) of the Code and the Treasury regulations issued thereunder, certain “affected investors” would be unable deduct, for federal income tax purposes, their allocable share of the Fund’s “affected RIC expenses.” To be treated as a “publicly offered regulated investment company” for this purpose, Fund Shares would need to be (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market, and (iii) held by at least 500 shareholders at all times during the applicable taxable year. Investors that would be subject to the deductibility limitations under these rules include shareholders that are (i) individuals (other than nonresident aliens whose do not treat income from us as effectively connected with the conduct of a U.S. trade or business), (ii) persons such as trusts or estates that compute their income in the same manner as an individual, (iii) and pass- through entities that have one or more partners or members that are described in clauses (i) or (ii). Under temporary Treasury regulations, such “affected RIC expenses” include those expenses allowed as a deduction in determining our investment company taxable income, less (among other items) registration fees, trustees’ fees, transfer agent fees, certain legal and accounting fees and expenses associated with legally required shareholders communications. Shareholders that would be treated as “affected investors” should consult their own tax advisors concerning the applicability such rules to their investment in Fund Shares.

Under certain circumstances, backup withholding of U.S. tax and information reporting requirements may apply to distributions by the Fund to any non-corporate U.S. shareholder (1) who fails to furnish us with a correct taxpayer identification number or a certificate that such shareholder is exempt from backup withholding or (2) with respect to whom the IRS notifies us that such shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. shareholder’s federal income tax liability, provided that proper information is timely furnished to the IRS.

Taxation of non-U.S. Shareholders

Whether an investment in Fund Shares is appropriate for a non-U.S. shareholder will depend upon that person’s particular circumstances. An investment in Fund Shares by a non-U.S. shareholder may have adverse tax consequences and may not be appropriate for non-U.S. shareholders. Non-U.S. shareholders should consult their tax advisers before investing in Shares.

Distributions of Fund investment company taxable income to non-U.S. shareholders (including interest income and realized net short-term capital gains in excess of realized long-term capital losses, which generally would be free of withholding if paid to non-U.S. shareholders directly) will be subject to U.S. federal withholding tax at a 30% rate (or lower

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rate provided by an applicable treaty) to the extent of the Fund’s current and accumulated earnings and profits unless an applicable exception applies. If the distributions are effectively connected with a U.S. trade or business of the non-U.S. shareholder, and, if an income tax treaty applies, attributable to a permanent establishment in the United States, the Fund will not be required to withhold U.S. federal tax if the non-U.S. shareholder complies with applicable certification and disclosure requirements, although the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. persons.

In addition, with respect to certain distributions made by RICs to non-U.S. shareholders, no withholding is required and the distributions generally are not subject to U.S. federal income tax if (i) the distributions are properly designated in a notice timely delivered to shareholders as “interest-related dividends” or “short-term capital gain dividends,”

(ii) the distributions are derived from sources specified in the Code for such dividends, and (iii) certain other requirements are satisfied. Depending on the circumstances, the Fund may designate all, some or none of our potentially eligible dividends as derived from such qualified net interest income or as qualified short-term capital gain, and a portion of our distributions, which may be significant (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Moreover, in the case of Fund Shares held through an intermediary, the intermediary may have withheld U.S. federal income tax even if the Fund designated the payment as derived from such qualified net interest income or qualified short-term capital gain. Hence, no assurance can be provided as to whether any amount of Fund dividends or distributions will be eligible for this exemption from withholding or if eligible, will be reported as such by the Fund.

Actual or deemed distributions of Fund net capital gains to a non-U.S. shareholder, and gains realized by a non-U.S. shareholder upon the sale of Shares, will not be subject to U.S. federal withholding tax and generally will not be subject to U.S. federal income tax unless (i) the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the non-U.S. shareholder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the non-U.S. shareholder in the United States, or (ii) such non-U.S. shareholder is an individual present in the United States for 183 days or more during the year of the distribution or gain.

If the Fund distributes its net capital gains in the form of deemed rather than actual distributions, a non-U.S. shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the shareholder’s allocable share of the tax we pay on the capital gains deemed to have been distributed. In order to obtain the refund, the non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file such a tax return. For a corporate non-U.S. shareholder, distributions (both actual and deemed) and gains realized upon the sale of Shares that are effectively connected to a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

A non-U.S. shareholder who is a non-resident alien individual, and who is otherwise subject

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to U.S. federal withholding tax, may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the non-U.S. shareholder provides the Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a non-U.S. shareholder or otherwise establishes an exemption from backup withholding.

Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” generally imposes a 30% withholding tax on payments of certain types of income to foreign financial institutions (“FFIs”) unless such FFIs either (i) enter into an agreement with the U.S. Treasury to report certain required information with respect to accounts held by U.S. persons (or held by foreign entities that have U.S. persons as substantial owners) or (ii) reside in a jurisdiction that has entered into an intergovernmental agreement (“IGA”) with the United States to collect and share such information and are in compliance with the terms of such IGA and any enabling legislation or regulations. The types of income subject to the tax include U.S. source interest and dividends. The information required to be reported includes the identity and taxpayer identification number of each account holder that is a U.S. person and certain transaction activity related to such holder’s account. In addition, subject to certain exceptions, this legislation also imposes a 30% withholding on payments to foreign entities that are not FFIs unless the foreign entity certifies that it does not have a greater than 10% U.S. owner or provides the withholding agent with identifying information on each greater than 10% U.S. owner. Depending on the status of a beneficial owner and the status of the intermediaries through which they hold their Shares, beneficial owners could be subject to this 30% withholding tax with respect to dividends paid in respect of Shares. Under certain circumstances, a beneficial owner might be eligible for refunds or credits of such taxes.

Non-U.S. persons should consult their own tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Fund Shares.

Income from Repurchases of Shares — U.S. Shareholders

Generally

A U.S. shareholder who participates in a repurchase of Shares will, depending on such U.S. shareholder’s particular circumstances, and as set forth further under “Sale or Exchange Treatment” and “Distribution Treatment,” be treated either as recognizing gain or loss from the disposition of its Shares or as receiving a distribution from the Fund with respect to its Shares. Under each of these approaches, a U.S. shareholder’s realized income and gain (if any) would be calculated differently as discussed further below.

Sale or Exchange Treatment

Generally, the tender and repurchase of the Fund’s Shares should be treated as a sale or exchange of the Shares by a

U.S. shareholder if the receipt of cash:

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•	results in a “complete termination” of such U.S. shareholder’s ownership of Shares in the Fund;

•	results in a “substantially disproportionate” redemption with respect to such U.S. shareholder; or

•	is “not essentially equivalent to a dividend” with respect to the U.S. shareholder.

In applying each of the tests described above, a U.S. Shareholder must take account of Shares that the U.S. shareholder constructively owns under detailed attribution rules set forth in the Code, which generally treat the U.S. shareholder as owning Shares owned by certain related individuals and entities, and Shares that the U.S. shareholder has the right to acquire by exercise of an option, warrant or right of conversion. U.S. shareholders should consult their tax advisors regarding the application of the constructive ownership rules to their particular circumstances.

A sale of Fund Shares pursuant to a repurchase of Shares by the Fund generally will result in a “complete termination” if either (i) the U.S. shareholder owns none of the Fund’s Shares, either actually or constructively, after the Shares are sold pursuant to a repurchase, or (ii) the U.S. shareholder does not actually own any of the Fund’s Shares immediately after the sale of Shares pursuant to a repurchase and, with respect to Shares constructively owned, is eligible to waive, and effectively waives, constructive ownership of all such Shares. U.S. shareholders desiring to satisfy the “complete termination” test through waiver of attribution should consult their tax advisors.

A sale of Shares pursuant to a repurchase of Shares by the Fund will result in a “substantially disproportionate” redemption with respect to a U.S. shareholder if the percentage of the then outstanding Shares actually and constructively owned by the U.S. shareholder immediately after the sale is less than 80% of the percentage of the Shares actually and constructively owned by the U.S. shareholder immediately before the sale. If a sale of Shares pursuant to a repurchase fails to satisfy the “substantially disproportionate” test, the U.S. shareholder may nonetheless satisfy the “not essentially equivalent to a dividend” test.

A sale of Shares pursuant to a repurchase of Shares by the Fund will satisfy the “not essentially equivalent to a dividend” test if it results in a “meaningful reduction” of the U.S. shareholder’s proportionate interest in the Fund. A sale of Shares that actually reduces the percentage of the Fund’s outstanding Shares owned, including constructively, by the shareholder would likely be treated as a “meaningful reduction” even if the percentage reduction is relatively minor, provided that the U.S. shareholder’s relative interest in Shares of the Fund is minimal (e.g., less than 1%) and the U.S. shareholder does not exercise any control over or participate in the management of the Fund’s corporate affairs. Any person that has an ownership position that allows some exercise of control over or participation in the management of corporate affairs of the Fund will not satisfy the meaningful reduction test unless that person’s ability to exercise control over or participate in management of corporate affairs is materially reduced or eliminated.

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Substantially contemporaneous dispositions or acquisitions of Fund Shares by a U.S. shareholder or a related person that are part of a plan viewed as an integrated transaction with a repurchase of Shares may be taken into account in determining whether any of the tests described above are satisfied.

If a U.S. shareholder satisfies any of the tests described above, the U.S. shareholder will recognize gain or loss in an amount equal to the difference, if any, between the amount of cash received and such U.S. shareholder’s tax basis in the repurchased Shares. Any such gain or loss will be capital gain or loss and will be long-term capital gain or loss if the holding period of the Shares exceeds one year as of the date of the repurchase. Specified limitations apply to the deductibility of capital losses by U.S. shareholders. However, if a U.S. shareholder’s tendered and repurchased Shares have previously paid a long-term capital gain distribution (including, for this purpose, amounts credited as an undistributed capital gain) and those Shares were held quarterly or less, any loss realized will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced within a 61-day period beginning thirty (30) days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be increased to reflect the disallowed loss.

Distribution Treatment

If a U.S. shareholder does not satisfy any of the tests described above, and therefore does not qualify for sale or exchange treatment, the U.S. shareholder would be treated as having received, in whole or in part, either a taxable dividend, a tax-free return of capital or taxable capital gain, depending on (i) whether the Fund has sufficient earnings and profits to support a dividend and (ii) the U.S. shareholder’s tax basis in the relevant Shares. The amount of any distribution in excess of the Fund’s current and accumulated earnings and profits, if any, would be treated as a non-taxable return of investment to the extent, generally, of the U.S. shareholder’s basis in the Shares remaining. If the portion not treated as a dividend exceeds the U.S. shareholder’s basis in the Shares remaining, any such excess will be treated as capital gain from the sale or exchange of the remaining Shares. Any such gain will be capital gain and will be long-term capital gain if the holding period of the Shares exceeds one year as of the date of the exchange. If the tendering

U.S. shareholder’s tax basis in the Shares tendered and repurchased exceeds the total of any dividend and return of capital distribution with respect to those Shares, the excess amount of basis from the tendered and repurchased Shares will be reallocated pro rata among the bases of such U.S. shareholder’s remaining Shares.

Provided certain holding period and other requirements are satisfied, certain non-corporate U.S. shareholders generally will be subject to U.S. federal income tax at long-term capital gains rates on amounts treated as a dividend. The maximum income tax rate for non-corporate U.S. Members on long-term capital gains currently is 20%. This reduced rate will apply to: (i) 100% of the dividend if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain

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from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income; or (ii) the portion of the dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund this year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gains from such sales exceeds net long-term capital loss from such sales) for that taxable year. Such a dividend will be taxed in its entirety, without reduction for the U.S. shareholder’s tax basis of the repurchased Shares. To the extent that a tender and repurchase of a U.S. shareholder’s Shares is treated as the receipt by the shareholder of a dividend, the shareholder’s remaining adjusted basis (reduced by the amount, if any, treated as a return of capital) in the tendered and repurchased Shares will be added to any Shares retained by the shareholder.

To the extent that cash received in exchange for Shares is treated as a dividend to a corporate U.S. shareholder: (i) it may be eligible for a dividends-received deduction to the extent attributable to dividends received by the Fund from domestic corporations, and (ii) it may be subject to the “extraordinary dividend” provisions of the Code. Corporate

U.S. shareholders should consult their tax advisors concerning the availability of the dividends-received deduction and the application of the “extraordinary dividend” provisions of the Code in their particular circumstances. No portion of any dividend paid by the Fund is expected to be eligible for the dividends received deduction.

If the sale of Shares pursuant to a repurchase of Shares by the Fund is treated as a dividend to a U.S. shareholder rather than as an exchange, the other Fund shareholders, including any non-tendering shareholders, could be deemed to have received a taxable stock distribution if such other shareholder’s interest in the Fund increases as a result of the repurchase. This deemed dividend would be treated as a dividend to the extent of current or accumulated earnings and profits allocable to it. A proportionate increase in a U.S. shareholder’s interest in the Fund will not be treated as a taxable distribution of Shares if the distribution qualifies as an isolated redemption of Shares as described in Treasury regulations. All shareholders are urged to consult with their tax advisors about the possibility of deemed distributions resulting from a repurchase of Shares by the Fund.

Failure to Qualify as a RIC

If the Fund fails to qualify for tax treatment as a RIC, and certain amelioration provisions are not applicable, the Fund would be subject to U.S. federal income tax on all of its taxable income (including its net capital gains) at regular corporate rates. The Fund would not be able to deduct distributions to its shareholders, nor would such distributions be required. Distributions, including distributions of net long-term capital gain, would generally be taxable to Fund shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, the Fund’s corporate shareholders would be eligible to claim a dividend received deduction with respect to such dividend; the Fund’s non-corporate shareholders would generally be able to treat such dividends as “qualified dividend income,” which is subject to reduced rates of U.S. federal income tax if holding period requirements ae met. Distributions in excess of the

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Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis, and any remaining distributions would be treated as a capital gain. In order to requalify as a RIC, in addition to the other requirements discussed above, the Fund would be required to distribute all of its previously undistributed earnings attributable to the period that the Fund failed to qualify as a RIC by the end of the first year that the Fund intends to requalify as a RIC. If the Fund fails to requalify as a RIC for a period greater than two taxable years, the Fund may be subject to regular corporate-level U.S. federal income tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if we had been liquidated) that the Fund elects to recognize on requalification or when recognized over the next five years.

CERTAIN ERISA MATTERS

Because the Fund is registered as an investment company under the Investment Company Act, the Fund’s assets will not be considered to be “plan assets” under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and neither the Adviser nor the Trustees will be considered fiduciaries of any shareholder under ERISA.

CERTAIN FUND SERVICE PROVIDERS

Administrator

The Fund has entered into an Administration and Fund Accounting Agreement with [to be inserted] (the “Administrator”) under which the Administrator performs certain administration and accounting services for the Fund, including, among other things: customary fund accounting services (including computing the Fund’s NAV) and assisting the Fund with regulatory filings, tax compliance and other oversight activities. The Administrator also serves as the Fund’s dividend reinvestment agent pursuant to the Fund’s dividend reinvestment plan. See “Dividend Reinvestment Plan” above.

For its fund accounting, regulatory and legal administrative services, and tax preparation, compliance and reporting services, the Fund pays the Administrator a fee equal to [____]% on the first $[___] million in Fund assets, [____]% on the next $[___] million in Fund assets, [____]% on the next $[____] million in Fund assets, and [____]% on Fund assets over $[____] million, subject to certain annual caps and minimum payments, as well as certain other fixed, per-filing and transactional fees. The Fund also reimburses the Administrator for certain out-of-pocket expenses and pays the Administrator a fee for transfer agency services. The Administrator is paid out of the assets of the Fund, and therefore these fees and expenses will decrease the net profits or increases the net losses of the Fund. The fees paid to the Administrator and the other terms of the Administration and Fund Accounting Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

The Administrator’s principal business address is [to be inserted].

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Custodian

[To be inserted] serves as the custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of the UMB Bank, N.A. or U.S. or non-U.S. sub-custodians in a securities depository, clearing agency or omnibus customer account of such custodian. [To be inserted]’s principal business address is [to be inserted].

Independent Registered Public Accounting Firm

[To be updated], is the Fund’s independent registered public accounting firm.

Legal Counsel

Winston & Strawn LLP, located at 200 Park Avenue, New York, New York 10166, acts as legal counsel to the Fund and to the Adviser.

PRIVACY NOTICE

This Privacy Notice of Pop Venture Fund (the “Fund”) applies only to investors, or their legal representatives, who are individuals and to certain entities that are essentially “alter egos” of individuals (e.g., revocable grantor trusts, individual retirement accounts or certain estate planning vehicles) that are investing in the Fund primarily for personal, family, or household purposes.

Our Commitment to Your Privacy: We are sensitive to the privacy concerns of our investors. We have a policy of protecting the confidentiality and security of information we collect about you. We are providing you with this notice to help you better understand why and how we collect certain personal information, the care with which we treat that information, and how we use that information.

“Non-public personal information” is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

Sources of Non-Public Information: We collect non-public personal information about you from the following sources:

•	Information we receive from you on applications or other forms, including information you submit through the Pop Venture mobile application (the “App”) in connection with opening and funding a Fund account. This information includes your name, address, social security number or tax identification number, email address, citizenship and residency information, bank account information, and other household information.

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•	Information about your transactions with us, such as your Fund account balance and transaction history.

•	Information captured on the Fund’s website and through the App, including registration information and any information captured via “cookies.”

Disclosure of Information: We do not disclose any non-public personal information about you to anyone, except as permitted or required by law or regulation and to our affiliates and service providers, including, but not limited to, the Fund’s investment adviser, administrator, transfer agent, vendors engaged to assist the Fund in fulfilling its anti- money laundering and know-your-customer policies and procedures with respect to current and potential Fund investors, and/or consultants. All such companies are contractually or legally obligated to keep the information that we provide to them confidential, and use the information only to provide the services that we have asked them to perform for you and us.

We may also share your non-public personal information with other entities for the following purposes, including among others:

•	To respond to a subpoena or court order, judicial process or regulatory inquiry;

•	To report suspicious transactions to government agencies and law enforcement officials;

•	To protect against fraud; or

•	To provide products and services with the consent or direction of the customer.

Except as described above, and except for information we provide to non-affiliated third parties as otherwise required or permitted by law, we do not share non-public information about you with non-affiliated third parties.

Former Investors: We maintain non-public personal information of our former Fund investors and apply the same policies that apply to current Fund investors.

Information Security: We consider the protection of sensitive information to be a sound business practice, and to that end we employ physical, electronic and procedural safeguards to protect your non-public personal information in our possession or under our control.

Further Information: We reserve the right to change our privacy policies and this Privacy Notice at any time. The examples contained in this notice are illustrations only and are not intended to be exclusive. If you have any questions about this Privacy Notice, please contact us at [insert email].

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The information in this preliminary statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

THE POP VENTURE FUND

STATEMENT OF ADDITIONAL INFORMATION

Subject to completion, dated March 29, 2024

[________, 2024]

12 East 49th Street

11th Floor

New York, New York 10017

[____________]

This Statement of Additional Information (“SAI”) of The Pop Venture Fund (the “Fund”) is not a prospectus. You should read this SAI in conjunction with the Fund’s Prospectus, dated [_______, 2024] (the “Prospectus”), as revised from time to time, prior to purchasing Fund shares.

A free copy of the Fund’s current Prospectus is available through the Pop Venture mobile application, which is available for download through the Apple App Store and Google Play Store. You can also obtain a free copy of the Fund’s Prospectus by calling us toll-free at 833-PopVenture or (833-767-8368), or by visiting the Fund’s website at PopVenture.com. The Fund’s Prospectus and other information about the Fund is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Capitalized terms used but not defined in this SAI have the meanings given to them in the Fund’s Prospectus. References in this SAI to the Investment Company Act of 1940, as amended (the “Investment Company Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

TABLE OF CONTENTS

Page

GENERAL INFORMATION AND HISTORY	2
INVESTMENT OBJECTIVE AND POLICIES	2
Fundamental Policies	2
Non-Fundamental Policies	4
MANAGEMENT OF THE FUND	5
Trustees and Officers	5
Board Leadership and Structure	8
Board Standing Committees	8
Trustee Qualifications	10
Trustee Ownership of Fund Shares	11
Trustee Compensation	11
Contacting the Fund’s Trustees	12
Indemnification of Trustees and Officers	12
The Fund’s Adviser	12
Advisory Agreement	13
Management Fee	14
Portfolio Management	14
Code of Ethics	15
Proxy Voting Policies	15
FUND EXPENSES	16
Expense Limitation Agreement	16
PORTFOLIO TRANSACTIONS AND BROKERAGE	17
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	17
ADMINISTRATOR	18
FISCAL YEAR	18
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	18
REPORTS TO SHAREHOLDERS	19
FINANCIAL STATEMENTS	19

i

GENERAL INFORMATION AND HISTORY

The Fund is registered under the Investment Company Act as a non-diversified, closed-end management investment company that operates as an “interval fund.” The Fund was organized as a Delaware statutory trust on February 20, 2024, pursuant to a Certificate of Trust, governed by the laws of the State of Delaware. The Fund has no operating history.

The Fund currently offers one class of shares of beneficial interest in the Fund (“Shares”). The Fund may offer additional Share classes in the future, subject to obtaining an exemptive order from the SEC. The Fund may suspend its offering of Shares at any time and may refuse any order to purchase Shares.

Each Account has one vote (regardless of the number of shares in each account). The Shares are not listed on any securities exchange, there is currently no secondary market for the Shares, and potential shareholders should not rely on a secondary market developing in the future for the Shares. Shareholders will not have the right to redeem their Shares. However, as described in the Prospectus, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding Shares.

The Fund’s Board of Trustees (the “Board”) has overall responsibility for monitoring and overseeing the Fund’s management and operations. Pop Venture Advisers LLC is the Fund’s investment adviser (the “Adviser”).

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective and principal investment strategies, along with the principal risks associated with these investment strategies, are set forth in the Fund’s Prospectus. Certain additional information regarding the Fund’s investment program is set forth below.

Fundamental Policies

As fundamental investment policies, which may not be changed without the affirmative “vote of a majority of the outstanding voting securities” (discussed below) of the Fund. The Fund may not:

1.	Concentrate its investments in a particular industry, as “concentrate” is used in the Investment Company Act, except that this investment restriction does not apply to investments by the Fund in Privately Held Companies (as defined in the Prospectus). The Fund may invest in Privately Held Companies that may concentrate their assets in one or more industries. The Fund may invest, without limitation, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.	Borrow money, except to the extent prohibited by the Investment Company Act.

3.	Issue senior securities, except to the extent prohibited by the Investment Company Act.

4.	Underwrite securities issued by other persons, except as prohibited by the Investment Company Act, to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under certain federal

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        securities laws.

5.	Make loans except as prohibited by the Investment Company Act, except as permitted by an exemption therefrom.

6.	Purchase or hold real estate, except as prohibited by the Investment Company Act, the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments (including interests in Privately Held Companies).

7.	Engage in short sales, purchases on margin and the writing of put and call options to the extent prohibited by the Investment Company Act.

8.	Purchase or sell physical commodities or commodity contracts, except to the extent prohibited under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief or unless otherwise acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing and selling foreign currency, options, swaps, futures and forward contracts and other financial instruments and contracts, including those related to indexes, and options on indices, and the Fund may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts. For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

In addition, as a fundamental policy, the Fund will make quarterly repurchase offers of no less than 5% and not more than 25% of its outstanding Shares at net asset value, unless suspended or postponed in accordance with Rule 23c-3 under the Investment Company Act, as may be amended from time to time, of the Shares outstanding of net asset value, measured at the repurchase request deadline, unless suspended or postponed in accordance with regulatory requirements. Currently, Rule 23c-3 requires the repurchase request deadline to be no less than twenty-one (21) days and no more than forty-two (42) days after the Fund sends a notification to shareholders of the repurchase offer.

The Investment Company Act provides that a “vote of a majority of the outstanding voting securities” of an investment company means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the investment company, or (2) 67% or more of the investment company’s shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

Important Considerations Regarding the Fund’s Fundamental Policies. The following are not considered to be part of the Fund’s fundamental policies and, therefore, are subject to change without shareholder approval.

With respect to the Fund’s fundamental policy regarding industry concentration (policy #1, above), the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of a fund’s total assets in one or

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more issuers conducting their principal activities in the same industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) constitutes concentration. The policy set forth in #1 above will be interpreted to refer to concentration as that term may be interpreted from time to time. The Fund does not apply this policy restriction to (a) repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (b) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. government agency securities. For purposes of determining an issuer’s industry classification, the Adviser determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, which may include relevant third-party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in Fund shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories. This policy also will be interpreted to give broad authority to the Adviser as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth in policy #2 above, the Investment Company Act, including the rules and regulations thereunder, generally prohibits the Fund from borrowing money (other than certain temporary borrowings) unless immediately after the borrowing the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. The policy in #2 above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act and interpretations by the SEC and its staff, and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the Investment Company Act and interpretations by the SEC and its staff. Under the Investment Company Act, the Fund may not issue senior securities representing stock unless immediately after such issuance the value of the Fund’s total net assets is at least 200% of the liquidation value of the Fund’s outstanding senior securities representing stock, plus the aggregate amount of any senior securities representing indebtedness. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

For purposes of the Fund’s fundamental policies, all percentage limitations on investments will apply at the time of the making of an investment and will not be deemed violated unless an excess or deficiency occurs immediately after and as a result of such investment.

Non-Fundamental Policies

The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes, in Privately Held Companies. The Fund may change this policy without the approval of shareholders upon sixty (60) days prior written notice to shareholders.

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MANAGEMENT OF THE FUND

Our business and affairs of the Fund are managed under the direction of the Fund’s Board, which has overall responsibility for monitoring and overseeing the Fund’s management and operations, including the quarterly valuation of our assets. A majority of the members of the Board are and will be persons who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act, each, an “Independent Trustee” and, collectively, the “Independent Trustees”) of the Fund or the Fund’s Adviser. Any vacancy on the Board may be filled by the remaining Trustees, except to the extent the Investment Company Act requires the election of Trustees by shareholders. Subject to the provisions of Delaware law and the Fund’s Agreement and Declaration of Trust, the Trustees will have all powers necessary and convenient to carry out this responsibility.

Trustees and Officers

The charts below identify the Fund’s Trustees and officers as of the date of this SAI. The address of each Trustee and Fund officer is c/o The Pop Venture Fund, 12 East 49th Street, 11th Floor, New York, New York 10017.

Name, Year of Birth, Position(s) held with the Fund and Length of Service(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee in the Past 5 Years
Independent Trustees Maryann Bruce, 1960	President of Turnberry Advisory Group from 10/2007 to current.	1

Independent Director & Chair of Enterprise Risk Oversight Committee of Amalgamated Bank (NASDAQ: AMAL) from 8/2018 to current.

Independent Director & Chair of Governance & Nominating Committee of NextPoint Financial (TSX: NPF.U) from 1/2023 to 11/2023.

Board of Trustees

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(Committee of the Whole) of PNC Funds from 10/ 2016 to 8/2018.

Chair of the Board of Wrestle Like a Girl from 1/2020 to current.

Chair of the Board of Trustees of C200 Foundation from 1/2023 to current.

Amanda Pullinger, 1966	Principal & CEO of Pullinger Management LLC from 1/2007 to current; CEO of 100 Women in Finance Association from 1/2014 to 11/2023.	1	Director of FP Airports Ltd from 1/2019 to current. Director of The HALO Trust from 1/2018 to 12/2023. Director of Friends of The National Portrait Gallery (London) from 1/2017 to 3/2022.

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Name, Year of Birth, Position(s) held with the Fund and Length of Service(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee in the Past 5 Years
Interested Trustee Nicole Loftus, 1970(3)

Founder & CEO of Pop Venture Inc. from 2/2022 to current. Chief Investment Officer of Pop Venture Advisers, LLC from 2/2024 to current.

CEO of CrowdCheck Inc. from 12/2023 to current.

CEO of Skin in the Game Inc. and SkinX LLC from 1/2017 to 2/2022.

CEO of Zorch International Inc. from 4/2002 to 4/2013.

		None	None

(1)	Each Trustee serves for an indefinite term, until his or her death, resignation, retirement, removal, bankruptcy, adjudicated incompetence, or other incapacity to perform the duties of the office.

(2)	The “Fund Complex” consists of the Fund only.

(3)	Nicole Loftus is an “interested person” of the Fund (as that term is defined by Section 2(a)(19) in the Investment Company Act) based on her positions with the Adviser and Pop Venture, Inc. and because she is the owner of the Adviser.

Additional Officers of the Fund

Name, Year of Birth, Position(s) Held with Fund	Length of Service with the Fund	Principal Occupation(s) During the Past 5 Years
Nicole Loftus, 1970; Chief Investment Officer of the Fund.	Since 2024

Founder & CEO of Pop Venture Inc. from 2/2022 to current. Chief Investment Officer of Pop Venture Advisers, LLC from 2/2024 to current.

CEO of CrowdCheck Inc. from 12/2023 to current.

CEO of Skin in the Game Inc. and SkinX LLC from 1/2017 to 2/2022.

CEO of Zorch International Inc. from 4/2002 to 4/2013.

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Officers who are not Trustees

Name, Year of Birth, Position(s) Held with Fund	Length of Service with the Fund	Principal Occupation(s) During the Past 5 Years
Katherine Randel, 1980; Chief Strategy Officer of the Fund.	Since 2022

Chief Partnership Officer of Pop Venture Inc. from 2/2022 to current.

President & Founder of Ask Kat Consulting, Inc. from 7/2023 to current.

Advisor of Mia – Mission Impact Academy from 2/2023 to 10/2023.

Director, Engagement & Outreach of Council for Inclusive Capitalism from 11/2020 to 9/2021.

As of [to be inserted], the Trustees and Officers of the Fund as a group owned less than one percent of the Fund’s outstanding Shares.

Board Leadership and Structure

The Board will be comprised of four Trustees, three of whom are Independent Trustees, which means they are not interested persons of the Fund or of the Fund’s Adviser. The Chair of the Board is [to be inserted]. The Board meets periodically throughout the year to discuss and consider matters concerning the Fund and to oversee the Fund’s activities, including its investment performance, compliance program and risks associated with the Fund’s activities. An Independent Trustee currently serves as Chair of the Board.

Board Standing Committees

The Board will establish three standing committees to facilitate the Trustees’ oversight of the management of the Fund: an Audit Committee, a Nomination and Compensation Committee, and a Valuation Committee. Each Committee is chaired by an Independent Trustee. The scope of each committee’s responsibilities is discussed in greater detail below:

•	Audit Committee. The Audit Committee’s responsibilities include, but are not limited to, assisting the Board’s oversight of the preparation of the Fund’s financial statements and internal audit functions, and evaluating and reviewing all matters pertaining to the Fund’s independent auditors, including their independence. The Committee discharges this oversite by meeting periodically with the Fund’s management and with the Fund’s independent auditors, and by keeping current on industry developments.

The Committee will be comprised of the Fund’s three Independent Trustees. [to be inserted] currently serves as Chair of the Committee.

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•	A copy of the charter of the Audit Committee is available in print to any shareholder who requests it and is also available on the Fund’s website at [____________].

Nomination and Compensation Committee. The Nomination and Compensation Committee is responsible for (i) determining requisite standards or qualifications for nominees to serve as Trustees on the Board; (ii) identifying possible candidates to become members of the Board in the event that a Trustee position is vacated or created, and/or in contemplation of a shareholders’ meeting at which one or more Trustees are to be elected; (iii) considering and evaluating such candidates and recommending Trustee nominees for the Board’s approval; and (iv) considering and evaluating nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. The Nomination and Compensation Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Shareholders who wish to recommend a nominee to serve as a Trustee on the Board should send nominations to the Secretary of the Fund. Shareholder nomination submissions must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by Fund shareholders. The Committee may also request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Committee will consider nomination recommendations by Fund shareholders for up to one year from receipt.

In addition, the Committee is responsible for recommending for approval by the Board the structure and levels of compensation and other related benefits to be paid or provided by the Fund to Board members.

•	A copy of the charter of the Nomination and Compensation Committee is available in print to any shareholder who requests it and is also available on the Fund’s website at [____________].

The Committee will be comprised of the Fund’s three Independent Trustees. [To be inserted] currently serves as Chair of the Committee.

Valuation Committee.

The Valuation Committee will be comprised of the Fund’s three Independent Trustees. [To be inserted] currently serves as Chair of the Committee.

The Board has determined that this committee structure allows it to focus more effectively on the oversight of risk as part of its broader oversight of the Fund’s affairs. While risk management is the primary responsibility of the Fund’s Adviser, the Board regularly receives reports regarding Fund investment risks and compliance risks. The Board’s committee structure allows its separate committees to focus on different aspects of these risks and their potential impact on the Fund, and to discuss with the Fund’s Adviser how it monitors and controls such risks. The Board has adopted a written charter for each Committee. The Board reviews its leadership and committee structure

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periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

•	A copy of the charter of the Valuation Committee is available in print to any shareholder who requests it and is also available on the Fund’s website at [____________].

Trustee Qualifications

The Board has determined that each Trustee is qualified to serve as a Trustee of the Fund, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the table above and those summarized below. Among the Qualifications common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other Fund service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his or her duties effectively has been attained through the individual’s business and professional experience and accomplishments and the individual’s educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.

The following is a brief summary of certain Qualifications of each Trustee (in addition to the principal occupation(s) during the past five years noted in the table above) that support the conclusion that each individual is qualified to serve as a Trustee:

Independent Trustees

Maryann Bruce

Maryann Bruce is an Independent Trustee of the Fund and has served as president of Turnberry Advisory Group since October 2007. She has also served as the Independent Director and Chair of the Enterprise Risk Oversight Committee of Amalgamated Bank since August 2018. She is the former Independent Director and Chair of the Governance & Nominating Committee of NextPoint Financial, and the former Chair of the Board of Trustees for non-profit organizations Wrestle Like a Girl and C200 Foundation. She is a former Board of Trustees’ member of PNC Funds. Maryann Bruce has a proven track record of success in each of her management roles. Her experience in risk management and audit, and service on boards of registered investment companies makes her well qualified to serve on the Board.

Amanda Pullinger

Amanda Pullinger is an Independent Trustee of the Fund. She has served as the principal and Chief Executive Officer of Pullinger Management LLC since January 2007.  She also previously served as the Chief Executive Officer of 100 Women in Finance Association from January 2014 to November 2023. She has also served as director of FP Airports Ltd since January 2019. She previously served as director of The HALO Trust from January 2018 to December 2023 and of Friends of The National Portrait Gallery (London) from January 2017 to March 2022. Amanda Pullinger’s experience in finance, her leadership skills and experience serving on boards makes her well qualified to serve on the Board.

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Interested Trustees

Nicole Loftus

Nicole Loftus is founder and a co-owner of the Fund. She has served as the Fund’s Chief Investment Officer since February 2022. She also currently serves as the Chief Executive Officer of CrowdCheck Inc. She previously served as the Chief Executive Officer of Skin in the Game Inc. and SkinX LLC from January 2017 to February 2022 and of Zorch International Inc. from April 2002 to April 2013. Nicole Loftus is invested in the success of the Fund. Her experience in the venture capital field and her leadership skills makes her well qualified to serve as the Fund’s Chief Investment Officer.

Officers who are not Trustees

Katherine Randel

Katherine Randel currently serves at the Fund’s Chief Strategy Officer. She is also the founder and president of Ask Kat Consulting, Inc. She previously served as an advisor of Mission Impact Academy from February 2023 to October 2023 and as Director and a member of the Engagement & Outreach Council of Inclusive Capitalism from November 2020 to September 2021.

Trustee Ownership of Fund Shares

The table below shows the dollar range of Fund Shares owned by each Trustee, directly and/or indirectly, as of December 31, 2024.

Name of Independent Trustees	Dollar Range of Fund Shares Owned(1)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies(1)
Maryann Bruce	[to be inserted]	[to be inserted]
Amanda Pullinger	[to be inserted]	[to be inserted]

Name of Interested Trustees
Nicole Loftus	0	0

(1)	The “Family of Investment Companies” consists of the Fund only.

Trustee Compensation

The Fund pays each Independent Trustee an annual retainer of $25,000, which includes compensation for all regular and special Board and Committee meetings. In addition, for the Fund’s first fiscal year of operations ending [________, 202__], the Fund paid each Independent Trustee an additional one-time fee of $[____] in recognition of services the Independent Trustees provided

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prior to the Fund’s commencement of operations. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund.

Nicole Loftus, the Fund’s sole Interested Trustee, receives no compensation from the Fund for her services. Nicole Loftus is also an owner of Pop Venture, which wholly-owns the Adviser, and thus benefits based on the overall revenues or from any profits generated by the Adviser through her equity ownership in Pop Venture.

The following table indicates the compensation anticipated to be paid to the Trustees for the first fiscal year of the Fund’s operations:

Name of Independent Trustees	Aggregate Compensation from the Fund(1)	Total Compensation from Fund and Fund Complex Paid to Trustees(1)
Maryann Bruce	[To be inserted]	[To be inserted]
Amanda Pullinger	[To be inserted]	[To be inserted]

(1)	The “Family of Investment Companies” consists of the Fund only.

Contacting the Fund’s Trustees

Fund shareholders desiring to send communications to the Board (or to individual Trustees) should address their correspondence to:

The Pop Venture Fund Trustees, c/o The Pop Venture Fund, 12 East 49th Street, 11th Floor, New York, New York 10017.

Indemnification of Trustees and Officers

The Fund’s Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Fund’s Adviser

Pop Venture Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser. The Adviser was formed in [to be inserted] and is located at 12 East 49th Street, 11th Floor, New York, New York 10017.

The Adviser is controlled by Nicole Loftus.

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Nicole Loftus and the officers of the Fund who are also officers or employees of the Adviser and its affiliates will benefit from the management fees paid by the Fund.

Advisory Agreement

Under an Advisory Agreement between the Fund and the Adviser that was approved by the Board and by shareholders, the Adviser furnishes and manages a continuous investment program for the Fund. In this regard, and subject to the supervision of the Board, the Adviser is responsible for (i) developing, implementing and supervising the investment program of the Fund and the composition of its portfolio; (ii) determining the timing and amount of commitments, investments and/or disposals to be made by the Fund, the securities and other investments to be purchased or sold by the Fund in connection therewith; and (iii) arranging for the purchase of securities and other investments for the Fund and the sale or redemption of securities and other investments held in the portfolio of the Fund. Subject to the control of the Board, and except for the functions carried out by Fund officers, the Adviser also manages, supervises, and conducts the other affairs and business of the Fund and matters incidental thereto.

The Advisory Agreement sets the fees the Fund pays to the Adviser, describes the expenses that the Fund is responsible to pay to conduct its business, and provides for the Fund to reimburse the Adviser for any third-party charges and out-of-pocked expenses that the Adviser pays that would be the responsibility of the Fund under the Advisory Agreement (unless such reimbursement is waived by the Adviser). For additional information about the expenses borne by the Fund, please see the “Fund Expenses” section of this SAI.

The Advisory Agreement provides that the Adviser will not be liable to the Fund for any error of judgement or mistake of law or for any loss suffered by the Fund, except a loss resulting from a breach of the Adviser’s fiduciary duty with respect to the receipt of compensation for services or a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its duties under the Advisory Agreement. The Advisory Agreement also provides for the Fund to indemnify the Adviser (including any member, director, officer, or employee of the Adviser, and certain of their affiliates), to the fullest extent permitted by law, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, or gross negligence, or from reckless disregard by such party of its duties to the Fund. The Advisory Agreement provides that the rights of indemnification provided therein shall not be construed so as to provide for indemnification of any aforementioned persons for any losses (including any liability under federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law.

The Advisory Agreement provides for an initial one-year term and will continue in effect thereafter only so long as its continuance is approved at least annually by vote of either the Board or of Fund shareholders and, in either case, by a vote of a majority of the Independent Trustees. The Advisory Agreement may be terminated at any time, without penalty, by vote of the Board or Fund shareholders, or by the Adviser, in each case upon at least sixty (60) days’ prior written notice to the Adviser or the Fund (as applicable). This 60-day notice requirement may be waived. In general, the

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Advisory Agreement may be amended only by a vote of Fund shareholders. The Advisory Agreement also terminates without payment of any penalty in the event of its assignment.

In each of the foregoing cases, the vote of Fund shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the Investment Company Act.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is included in the Fund’s annual report to shareholders dated [_________, 2025].

Management Fee

The Advisory Agreement provides for the Fund to pay a management fee to the Adviser, computed and paid monthly, at the annual rate of 2.00% of the average daily net assets of the Fund (the “Management Fee”). Under the Advisory Agreement, the average daily net assets of the Fund for each month are determined by taking an average of all of the determinations of such amount during such the month at the close of business on each business day during the month. The Management Fee is payable for each month within fifteen (15) business days after the end of such month.

The table below sets forth the Management Fees paid by the Fund, as well as any fee waiver and expense reimbursement, for the periods indicated:

	Gross Management Fees	Expenses Reimbursed and Management Fees Waived	Net Management Fees Paid
Fiscal Period Ended [________], 2025(1)	$[_______]	$[_______]	$[_______]

(1)	For the Fund’s fiscal period beginning [________] (commencement of operations) through [__________], (the end of the Fund’s fiscal year).

Please see “Fund Expenses — Expense Limitation Agreement” below for information about the Adviser’s obligation to waive its Management Fee and/or bear certain Fund expenses under certain circumstances.

Portfolio Management

[Nicole Loftus serves as the Chief Investment Officer and will have a portfolio management team consisting of a minimum of four employees of the Adviser.]

Portfolio Management Team

[to be inserted]

Portfolio Manager Compensation

[to be inserted] receives from the Adviser a fixed annual salary and a discretionary bonus, which is dependent upon the overall performance of the Adviser (and not the Fund’s investment returns).

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Other Accounts Managed by the Portfolio Managers

As of the date of this SAI, no Fund portfolio manager is primarily responsible for the day-to-day management of the portfolio of any account other than the Fund.

Portfolio Manager Beneficial Ownership of Fund Shares

[to be inserted] directly, and indirectly through his part ownership in the Adviser’s parent company, beneficially owned $[________] – $[________] of Fund Shares as of [________], 2025.

Code of Ethics

The Fund and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The codes of ethics of the Fund and the Adviser are each available by calling the SEC at (202) 551-8090. These codes of ethics are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Proxy Voting Policies

The Fund’s investments in Privately Held Companies do not typically convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment is substantially less than that encountered in connection with registered securities. The Fund may on occasion, however, receive notices or proposals from Privately Held Companies seeking the consent of or voting by holders, and may also be solicited to vote on other matters relating to Fund investments.

The Board has delegated the voting of proxies and exercise of consent and similar rights with respect to securities held in the Fund’s portfolio to the Adviser, pursuant to the Adviser’s proxy voting policies and procedures. Under these policies, the Adviser will vote proxies, amendments, consents or similar resolutions related to Fund securities in the best interests of the Fund and its Shareholders.

A copy of the Adviser’s proxy voting policies and procedures are attached as Appendix A to this SAI.

Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve (12) month period ended June 30 will be available:

•	without charge, upon request, by calling the Fund toll-free at 833-PopVenture; and

•	on the SEC’s website at www.sec.gov.

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You may also obtain a free copy of the Adviser’s proxy voting policies and procedures by calling [to be inserted].

FUND EXPENSES

The Advisory Agreement provides for the Adviser to pay all of its ordinary and usual office overhead expenses (including expenses such as office rent) in connection with the Adviser’s performance of its duties under the Advisory Agreement, and the salaries or other compensation of the employees of the Adviser. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including any third-party charges and out-of-pocket costs and expenses that are related to the organization, business or operation of the Fund.

In addition to the Management Fee, expenses borne directly by the Fund include, but are not limited to: (i) interest and taxes related to the Fund’s operations and purchase and sale of Fund assets; (ii) brokerage commissions and other transaction expenses in connection with the Fund’s purchase and sale of assets; (iii) fees and expenses related to the formation of the Fund, the offering of the Fund’s shares, including Fund marketing costs and expenses, and the admission of investors in the Fund; (iv) fees and expenses related to the formation and operation of any subsidiaries of the Fund; (v) fees and expenses related to the investigation and evaluation of Fund investment opportunities (whether or not consummated); (vi) fees and expense related to the acquisition, ownership, management, financing, hedging of interest rates on financings, or sale of portfolio investments; (vii) travel costs associated with investigating and evaluating investment opportunities (whether or not consummated) or making, monitoring, managing or disposing of portfolio investments; (viii) Fund costs of borrowings; (ix) costs of any third parties retained to provide services to the Fund; (x) premiums for fidelity and other insurance coverage requisite to the Fund’s operations; (xi) fees and expenses of the Fund’s Independent Trustees (including compensation of the Independent Trustees); (xii) legal, audit and fund accounting expenses; (xiii) custodian and transfer agent fees and expenses; (xiv) expenses incident to the repurchase of the Fund’s shares; (xv) fees and expenses related to the registration under federal and state securities laws of Fund Shares; (xvi) expenses of printing and mailing Fund Prospectuses, reports, notices and proxy material to shareholders of the Fund; (xvii) all other expenses incidental to holding meetings of the Fund’s shareholders; and (xviii) such extraordinary non-recurring expenses as may arise, including litigation affecting the Fund and any obligation which the Fund may have to indemnify its officers and trustees with respect thereto.

The Fund is required to reimburse the Adviser for any of the costs and expenses which are an obligation of the Fund that the Adviser or an affiliate pays or otherwise incurs on behalf of the Fund, including the costs and expenses described above.

Expense Limitation Agreement

The Adviser has contractually agreed to waive its Management Fee and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed [6.0]% of the Fund’s average daily net assets.

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The Adviser is entitled to seek reimbursement from the Fund of Management Fees waived and/or Fund expenses paid or reimbursed by the Adviser for a period ending three years after such waiver, payment or reimbursement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the Management Fees were waived and/or the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower.

This contractual expense limitation will remain in effect through at least [__________, 2027], unless the Board terminates it earlier upon not less than thirty (30) days’ prior written notice to the Adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for arranging the execution of portfolio transactions on behalf of the Fund. The Adviser anticipates that a substantial portion of the Fund’s purchases of securities will be made directly from the issuer in privately negotiated transactions (e.g., directly from Portfolio Companies and Privately Held Companies).

The Adviser is authorized to select broker-dealers to execute Fund transactions in publicly-traded securities. The Adviser is not required and does not execute transactions through any particular broker or dealer but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, execution capability, trading expertise, accuracy of execution, reputation and integrity, fairness in resolving disputes, financial responsibility and responsiveness. While the Adviser generally seeks reasonable trade execution costs, the Fund will not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to the Adviser and the Fund. In return for such services, the Adviser may cause the Fund to pay a higher commission than other brokers would charge if the Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund.

The Fund did not pay any brokerage commissions during its fiscal period ending [to be inserted].

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Shares of any class of a fund. A “control person” generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. A control person may be able to determine the outcome of a matter put to a shareholder vote.

Because the Fund has not commenced operations as of the date of this SAI, the Fund does not have

17

control personnel or principal holders other than the Adviser, which provided the initial seed capital of the Fund.

ADMINISTRATOR

[To be inserted] serves as the Fund’s administrator (the “Administrator”). Pursuant to the agreement with our Administrator (the “Administration Agreement”), our Administrator is responsible for, or will oversee the performance of, required administrative services, which includes maintaining financial records, preparing reports to shareholders and reports filed with the SEC, and managing the payment of expenses and the performance of administrative and professional services rendered by others. We will reimburse our Administrator for services performed for us pursuant to the terms of the Administration Agreement. In addition, pursuant to the terms of the Administration Agreement, the Administrator may delegate its obligations under the Administration Agreement to an affiliate or to a third-party and we will reimburse the Administrator for any services performed for us by such affiliate or third-party.

The Administrator has retained the Transfer Agent, [__] (“[__]”) whose principal business address is [__], to provide certain transfer and fund accounting services to the Fund.

Under the Transfer Agreement, the Fund has agreed to indemnify and hold the Transfer Agent harmless from and against any and all losses, damages, costs, charges, reasonable attorney or consultant fees, payments, expenses and liability arising out of or attributable to the Fund’s refusal or failure to comply with the terms of the Transfer Agent Agreement, breach of any representation or warranty made by the Fund contained in the Registration Agreement, or which arise out of the Fund’s lack of good faith, gross negligence or willful misconduct with respect to the Fund’s performance under or in connection with the Transfer Agreement.

Unless earlier terminated as described below, the Administration Agreement will remain in effect for a period of two years from the date it first becomes effective and will remain in effect from year-to-year thereafter if approved annually by a majority of our Board or by the holders of a majority of our outstanding voting securities and, in each case, a majority of the Independent Trustees. We may terminate the Administration Agreement, without payment of any penalty, upon sixty (60) days’ written notice. The decision to terminate the agreement may be made by a majority of our Board or by the affirmative vote of a majority of the outstanding Shares. In addition, the Administrator may terminate the Administration Agreement, without payment of any penalty, upon sixty (60) days’ written notice.

FISCAL YEAR

For accounting purposes, the fiscal year of the Fund is the twelve (12) month period ending on June 30. The twelve (12) month period ending June 30 of each year will be the taxable year of the Fund unless otherwise determined by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[     ] serves as the independent registered public accounting firm of the Fund. Its principal business address is [__].

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REPORTS TO SHAREHOLDERS

The Fund will furnish to its shareholders as soon as practicable after the end of each taxable year such information as is necessary for such shareholders to complete Federal and state income tax or information returns, along with any other tax information required by law. The Fund will prepare and transmit to its shareholders, a semi-annual and an audited annual report within sixty (60) days after the close of the period for which it is being made, or as otherwise required by the 1940 Act.

FINANCIAL STATEMENTS

[To be added by amendment]

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PART C

OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements – Part A - None. The Registrant has not conducted any business as of the date of this filing other than in connection with its organization.

Part B: [To be added by amendment]

(2)	Exhibits.

(a)(1)	Certificate of Trust.[1]

(a)(2)	Agreement and Declaration of Trust.[1]

(b)	Form of By-laws of the Registrant.[1]

(c)	Not Applicable.

(d)	Refer to Exhibits (a) and (b).

(e)	Not Applicable.

(f)	Not Applicable.

(g)(1)	Investment Advisory Agreement.*

(g)(2)	Expense Limitation Agreement and Reimbursement Agreement.*

(h)	Distribution Agreement.*

(i)	Not Applicable.

(j)	Custody Agreement.*

(k)	Administration Agreement.*

(l)	Opinion and consent of Winston & Strawn LLP.*

(m)	Not Applicable.

(n)	Consent of auditors.*

(o)	Not Applicable.

1 Filed herewith.

* To be filed by Amendment.

(p)	Initial Capital Agreement.*

(q)	Not Applicable.

(r)(1)	Code of Ethics of the Registrant.*

(r)(2)	Code of Ethics of the Investment Adviser.*

(s)	Powers of Attorney.*

ITEM 26. MARKETING ARRANGEMENTS

Not applicable.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses payable by us in connection with the offering (excluding underwriting discounts and commissions, if any).

SEC registration fee	$ [ ]
Blue sky fees	$ [ ]
Printing expenses	$ [ ]
Accounting fees and expenses	$ [ ]
Legal fees and expenses	$ [ ]
Sales and marketing expenses	$ [ ]
Total:	$ [ ]

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Adviser is controlled by Nicole Loftus.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of the Registrant’s Shares at [_______], 2024.

To be provided by Amendment.

ITEM 30. INDEMNIFICATION

Reference is made to the Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or

* To be filed by Amendment.

2

controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

The Declaration of Trust provides in part that every person who is, or has been, a Trustee, officer, employee, manager, or agent of the Trust (including certain specifically defined persons) (each a “Covered Person”) shall be indemnified by the Trust against liability and all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit, or proceeding in which such person becomes involved by virtue of being or having been a Covered Person unless: (i) such Covered Person was adjudicated to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the person’s office, or was adjudicated not to have acted in good faith in the reasonable belief that the Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) in the event of a Settlement unless one of the conditions set forth in the Trust Instrument is satisfied. Indemnification agreements with certain current or former Trustees further address the Trust’s indemnification obligations to those Covered Persons.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

No person is directly or indirectly under common control with Registrant, except that the Registrant may be deemed to be controlled by Pop Venture Advisers LLC (the “Adviser “). The Adviser was formed under the laws of the State of Delaware in 2024. The business and other connections of Pop Venture LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Pop Venture LLC (No. [________]) as currently filed with the SEC which is incorporated by reference herein.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant’s offices at 12 East 49th Street, 11th Floor, New York, New York 10017.

ITEM 33. MANAGEMENT SERVICES

Not Applicable.

ITEM 34. UNDERTAKINGS

(1)	Not applicable.

(2)	Not applicable.

(3)	Registrant hereby undertakes:

(a)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the Prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

3

(b)	That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)	Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

(e)(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(e)(2)	the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(e)(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)	Not Applicable.

(5)	Not Applicable.

(6)	Not Applicable.

(7)	Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Prospectus or Statement of Additional Information.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on behalf of the Registrant, duly authorized, in the City of New York in the State of New York, on this 29th day of March 2024.

THE POP VENTURE FUND

By:	/s/ Nicole Loftus
Nicole Loftus
President and Initial Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Nicole Loftus Nicole Loftus*	Initial Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 29, 2024

Exhibit List

Certificate of Trust
Agreement and Declaration of Trust
By-laws of Registrant

5